Variable Annuity Account B

Statement of Assets and Liabilities - December 31, 1999

ASSETS:
Investments, at net asset value: (Note 1)

                                                                                         Net
                                                    Shares             Cost             Assets
                                                    ------             ----             ------
 Aetna Ascent VP:                                1,339,218   $   19,497,391     $   19,981,127
 Aetna Balanced VP, Inc.:                       13,294,723      200,294,733        206,998,843
 Aetna Bond VP:                                  8,139,100      105,951,065         99,052,842
 Aetna Crossroads VP:                            1,811,648       24,397,709         24,946,398
 Aetna Get Fund, Series C:                         557,907        6,337,611          7,124,468
 Aetna Get Fund, Series D:                      16,585,252      167,045,093        176,632,929
 Aetna Get Fund, Series E:                      35,440,889      358,288,306        381,698,376
 Aetna Get Fund, Series G:                      20,429,610      205,920,149        211,855,059
 Aetna Get Fund, Series H:                         172,261        1,724,516          1,726,955
 Aetna Growth and Income VP:                    38,230,584    1,242,232,773      1,173,296,609
 Aetna Growth VP:                                4,099,459       62,421,793         71,002,637
 Aetna High Yield VP:                               27,918          261,762            245,682
 Aetna Index Plus Large Cap VP:                 11,455,392      215,316,778        239,074,027
 Aetna Index Plus Mid Cap VP:                       69,900          908,995            866,762
 Aetna Index Plus Small Cap VP:                     83,607          815,021            911,313
 Aetna International VP:                           285,162        4,209,331          4,539,776
 Aetna Legacy VP:                                2,367,470       29,607,908         29,569,704
 Aetna Money Market VP:                         16,084,329      214,007,331        215,772,879
 Aetna Real Estate Securities VP:                  250,934        2,121,243          1,939,720
 Aetna Small Company VP:                         1,549,015       19,347,626         25,589,722
 Aetna Value Opportunity VP:                     1,030,379       14,096,136         16,918,826
 AIM V.I. Funds:
  Capital Appreciation Fund:                       280,246        7,859,362          9,971,139
  Growth and Income Fund:                          743,596       19,743,238         23,490,185
  Growth Fund:                                     587,010       16,219,102         18,931,063
  Value Fund:                                    1,248,557       37,154,670         41,826,668
 Alger American Funds:
  Balanced Portfolio:                              399,088        4,045,034          6,213,801
  Income & Growth Portfolio:                     1,085,760       10,917,112         19,087,670
  Leveraged AllCap Portfolio:                      433,195       10,067,916         25,112,341
 American Century VP Funds:
  Balanced Fund:                                   443,179        3,338,472          3,452,367
  International Fund:                              599,923        4,078,203          7,499,031
 Calvert Social Balanced Portfolio:              1,193,697        2,580,920          2,589,130
 Federated Insurance Series:
  American Leaders Fund II:                      6,011,859      101,875,749        125,166,912
  Equity Income Fund II:                         1,866,873       23,409,796         30,392,700
  Growth Strategies Fund II:                     1,511,581       23,895,134         46,677,628
  High Income Bond Fund II:                      4,082,647       42,574,388         41,806,306
  International Equity Fund II:                  1,046,515       13,236,657         28,925,669
  Prime Money Fund II:                           8,657,471        8,657,471          8,657,471
  U.S. Government Securities Fund II:            1,213,486       12,886,100         12,814,411
  Utility Fund II:                               1,850,767       22,657,976         26,558,505
 Fidelity Variable Insurance Products Fund:
  Equity-Income Portfolio:                       7,458,378      173,930,775        191,754,908
  Growth Portfolio:                              3,804,524      141,323,786        208,982,521
  High Income Portfolio:                         5,543,291       65,301,314         62,694,624
  Overseas Portfolio:                              732,104       15,274,074         20,088,940

Variable Annuity Account B

                                                                                                Net
                                                       Shares               Cost               Assets
                                                       ------               ----               ------
 Fidelity Variable Insurance Products Fund II:
  Asset Manager Portfolio:                          1,152,622     $   19,622,237     $     21,519,462
  Contrafund Portfolio:                             8,061,682        178,179,619          234,998,024
  Index 500 Portfolio:                              1,018,264        137,567,179          170,467,635
  Investment Grade Bond Portfolio:                    338,820          4,044,947            4,120,050
 Janus Aspen Series:
  Aggressive Growth Portfolio:                      4,601,525        174,527,385          274,665,000
  Balanced Portfolio:                               6,637,676        145,141,742          185,323,915
  Flexible Income Portfolio:                        1,714,747         20,581,641           19,582,411
  Growth Portfolio:                                 6,624,687        166,042,220          222,920,706
  Worldwide Growth Portfolio:                      10,088,356        298,223,051          481,718,979
 Lexington Emerging Markets Fund, Inc.:               200,939          1,994,956            2,574,027
 Lexington Natural Resources Trust Fund:              253,314          3,663,108            3,168,963
 MFS Funds:
  Global Government Series:                           163,850          1,695,439            1,643,414
  Total Return Series:                              2,861,377         48,938,636           50,789,444
 Mitchell Hutchins Series Trust:
  Growth & Income Portfolio:                           49,539            735,854              809,956
  Small Cap Portfolio:                                 11,313            163,053              172,522
  Tactical Allocation Portfolio:                      446,856          7,328,726            7,364,195
 Oppenheimer Funds:
  Aggressive Growth Fund/VA:                          375,791         22,642,573           30,931,348
  Global Securities Fund/VA:                          284,758          7,200,987            9,513,748
  Main Street Growth & Income Fund/VA:              2,288,522         48,877,782           56,366,293
  Strategic Bond Fund/VA:                           3,983,514         19,810,756           19,798,066
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:              2,212,287        118,884,638          183,243,707
  PPI MFS Research Growth Portfolio:                6,937,544         76,162,887          102,536,898
  PPI MFS Value Equity Portfolio:                   1,003,064         37,923,777           54,937,791
  PPI Scudder International Growth Portfolio:       1,390,831         31,810,842           35,452,273
  PPI T. Rowe Price Growth Equity Portfolio:        1,921,115         85,993,480          126,793,561
                                                                  --------------     ----------------
NET ASSETS                                                        $5,313,588,034     $  6,173,851,032
                                                                  ==============     ================

Variable Annuity Account B

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period:
(Notes 1 and 6)

Aetna Ascent VP:
  Annuity contracts in accumulation ..............................................  $ 19,981,127
Aetna Balanced VP, Inc.:
  Annuity contracts in accumulation ..............................................   180,920,898
  Annuity contracts in payment period ............................................    26,077,945
Aetna Bond VP:
  Annuity contracts in accumulation ..............................................    93,390,139
  Annuity contracts in payment period ............................................     5,662,703
Aetna Crossroads VP:
  Annuity contracts in accumulation ..............................................    23,405,948
  Annuity contracts in payment period ............................................     1,540,450
Aetna Get Fund, Series C:
  Annuity contracts in accumulation ..............................................     7,124,468
Aetna Get Fund, Series D:
  Annuity contracts in accumulation ..............................................   176,632,929
Aetna Get Fund, Series E:
  Annuity contracts in accumulation ..............................................   381,698,376
Aetna Get Fund, Series G:
  Annuity contracts in accumulation ..............................................   211,855,059
Aetna Get Fund, Series H:
  Annuity contracts in accumulation ..............................................     1,726,955
Aetna Growth and Income VP:
  Annuity contracts in accumulation ..............................................   980,638,280
  Annuity contracts in payment period ............................................   192,658,329
Aetna Growth VP:
  Annuity contracts in accumulation ..............................................    66,260,594
  Annuity contracts in payment period ............................................     4,742,043
Aetna High Yield VP:
  Annuity contracts in accumulation ..............................................       245,682
Aetna Index Plus Large Cap VP:
  Annuity contracts in accumulation ..............................................   198,210,089
  Annuity contracts in payment period ............................................    40,863,938
Aetna Index Plus Mid Cap VP:
  Annuity contracts in accumulation ..............................................       866,762
Aetna Index Plus Small Cap VP:
  Annuity contracts in accumulation ..............................................       911,313
Aetna International VP:
  Annuity contracts in accumulation ..............................................     4,434,269
  Annuity contracts in payment period ............................................       105,507
Aetna Legacy VP:
  Annuity contracts in accumulation ..............................................    26,597,646
  Annuity contracts in payment period ............................................     2,972,058
Aetna Money Market VP:
  Annuity contracts in accumulation ..............................................   214,710,443
  Annuity contracts in payment period ............................................     1,062,436
Aetna Real Estate Securities VP:
  Annuity contracts in accumulation ..............................................     1,925,817
  Annuity contracts in payment period ............................................        13,903

Variable Annuity Account B

Aetna Small Company VP:
  Annuity contracts in accumulation ...........  $ 25,125,952
  Annuity contracts in payment period .........       463,770
Aetna Value Opportunity VP:
  Annuity contracts in accumulation ...........    16,918,826
AIM V.I. Funds:
 Capital Appreciation Fund:
  Annuity contracts in accumulation ...........     9,923,942
  Annuity contracts in payment period .........        47,197
 Growth and Income Fund:
  Annuity contracts in accumulation ...........       789,296
  Annuity contracts in payment period .........    22,700,889
 Growth Fund:
  Annuity contracts in accumulation ...........    18,608,980
  Annuity contracts in payment period .........       322,083
 Value Fund:
  Annuity contracts in accumulation ...........    40,884,392
  Annuity contracts in payment period .........       942,276
Alger American Funds:
 Balanced Portfolio:
  Annuity contracts in accumulation ...........     6,213,801
 Income & Growth Portfolio:
  Annuity contracts in accumulation ...........    19,087,670
 Leveraged AllCap Portfolio:
  Annuity contracts in accumulation ...........    25,112,341
American Century VP Funds:
 Balanced Fund:
  Annuity contracts in accumulation ...........     3,452,367
 International Fund:
  Annuity contracts in accumulation ...........     7,499,031
Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation ...........     2,589,130
Federated Insurance Series:
 American Leaders Fund II:
  Annuity contracts in accumulation ...........        61,038
  Annuity contracts in payment period .........   125,105,874
 Equity Income Fund II:
  Annuity contracts in accumulation ...........    30,384,515
  Annuity contracts in payment period .........         8,185
 Growth Strategies Fund II:
  Annuity contracts in accumulation ...........    46,677,628
 High Income Bond Fund II:
  Annuity contracts in accumulation ...........    41,788,490
  Annuity contracts in payment period .........        17,816
 International Equity Fund II:
  Annuity contracts in accumulation ...........    28,925,669
 Prime Money Fund II:
  Annuity contracts in accumulation ...........     8,657,471
 U.S. Government Securities Fund II:
  Annuity contracts in accumulation ...........    12,814,411

Variable Annuity Account B

 Utility Fund II:
  Annuity contracts in accumulation ...........  $ 26,498,835
  Annuity contracts in payment period .........        59,670
Fidelity Variable Insurance Products Fund:
 Equity-Income Portfolio:
  Annuity contracts in accumulation ...........   191,754,908
 Growth Portfolio:
  Annuity contracts in accumulation ...........   208,982,521
 High Income Portfolio:
  Annuity contracts in accumulation ...........    61,938,947
  Annuity contracts in payment period .........       755,677
 Overseas Portfolio:
  Annuity contracts in accumulation ...........    20,088,940
Fidelity Variable Insurance Products Fund II:
 Asset Manager Portfolio:
  Annuity contracts in accumulation ...........    21,519,462
 Contrafund Portfolio:
  Annuity contracts in accumulation ...........   234,998,024
 Index 500 Portfolio:
  Annuity contracts in accumulation ...........   170,467,635
 Investment Grade Bond Portfolio:
  Annuity contracts in accumulation ...........     4,120,050
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Annuity contracts in accumulation ...........   274,665,000
 Balanced Portfolio:
  Annuity contracts in accumulation ...........   185,323,915
 Flexible Income Portfolio:
  Annuity contracts in accumulation ...........    19,582,411
 Growth Portfolio:
  Annuity contracts in accumulation ...........     9,348,397
  Annuity contracts in payment period .........   213,572,309
 Worldwide Growth Portfolio:
  Annuity contracts in accumulation ...........    11,305,698
  Annuity contracts in payment period .........   470,413,281
Lexington Emerging Markets Fund, Inc.:
  Annuity contracts in accumulation ...........     2,574,027
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation ...........     3,168,963
MFS Funds:
 Global Government Series:
  Annuity contracts in accumulation ...........     1,643,414
 Total Return Series:
  Annuity contracts in accumulation ...........    50,789,444
Mitchell Hutchins Series Trust:
 Growth & Income Portfolio:
  Annuity contracts in accumulation ...........       809,956
 Small Cap Portfolio:
  Annuity contracts in accumulation ...........       172,522
 Tactical Allocation Portfolio:
  Annuity contracts in accumulation ...........     7,364,195

Variable Annuity Account B

Oppenheimer Funds:
 Aggressive Growth Fund/VA:
  Annuity contracts in accumulation ...........    $   29,291,524
  Annuity contracts in payment period .........         1,639,824
 Global Securities Fund/VA:
  Annuity contracts in accumulation ...........         9,513,748
 Main Street Growth & Income Fund/VA:
  Annuity contracts in accumulation ...........        56,214,303
  Annuity contracts in payment period .........           151,990
 Strategic Bond Fund/VA:
  Annuity contracts in accumulation ...........        19,569,256
  Annuity contracts in payment period .........           228,810
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation ...........       181,712,440
  Annuity contracts in payment period .........         1,531,267
 PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation ...........       102,536,898
 PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation ...........        53,173,898
  Annuity contracts in payment period .........         1,763,893
 PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation ...........        35,328,550
  Annuity contracts in payment period .........           123,723
 PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation ...........           723,814
  Annuity contracts in payment period .........       126,069,747
                                                   --------------
                                                   $6,173,851,032
                                                   ==============


See Notes to Financial Statements

Variable Annuity Account B

STATEMENT OF OPERATIONS

                                                                     Year Ended
                                                                  December 31, 1999
                                                                  -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ...................................................     $  372,453,223
Expenses: (Notes 2 and 5)
 Valuation period deductions .................................        (59,498,930)
                                                                   --------------
Net investment income ........................................     $  312,954,293
                                                                   --------------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales .........................................     $1,971,718,606
 Cost of investments sold ....................................      1,728,629,845
                                                                   --------------
  Net realized gain on investments ...........................        243,088,761
                                                                   --------------
Net unrealized gain on investments: (Note 5)
 Beginning of year ...........................................        349,806,583
 End of year .................................................        860,262,998
                                                                   --------------
  Net change in unrealized gain on investments ...............        510,456,415
                                                                   --------------
Net realized and unrealized gain on investments ..............        753,545,176
                                                                   --------------
Net increase in net assets resulting from operations .........     $1,066,499,469
                                                                   ==============


See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Year Ended December 31,
                                                                                 1999                1998
                                                                                 ----                ----
FROM OPERATIONS:
Net investment income ..................................................    $  312,954,293      $  283,508,891
Net realized gain on investments .......................................       243,088,761         143,410,533
Net change in unrealized gain on investments ...........................       510,456,415          94,282,077
                                                                            --------------      --------------
Net increase in net assets resulting from operations ...................     1,066,499,469         521,201,501
                                                                            --------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ............................       659,312,376         489,286,251
Transfers from the Company for mortality guarantee adjustments .........         2,250,831            (906,373)
Transfers from the Company's fixed account options .....................       818,802,585         212,914,994
Transfer to the Company's other variable annuity accounts ..............           644,115                   0
Redemptions by contract holders ........................................      (300,870,502)       (167,845,102)
Annuity payments .......................................................       (30,374,265)        (22,421,712)
Other ..................................................................         1,018,001           1,896,006
                                                                            --------------      --------------
 Net increase in net assets from unit transactions (Note 6) ............     1,150,783,141         512,924,064
                                                                            --------------      --------------
Change in net assets ...................................................     2,217,282,610       1,034,125,565
NET ASSETS:
Beginning of year ......................................................     3,956,568,422       2,922,442,857
                                                                            --------------      --------------
End of year ............................................................    $6,173,851,032      $3,956,568,422
                                                                            ==============      ==============


See Notes to Financial Statements

Variable Annuity Account B

Condensed Financial Information - Year Ended December 31, 1999

-----------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit       Increase (Decrease)                Units
                                              --------           in Value of                 Outstanding     Reserves
                                      Beginning   End of        Accumulation                    at End        at End
                                       of Year     Year             Unit                       of Year       of Year
-----------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Non-Qualified V                        $15.855   $17.905           12.93%                    96,550.7    $ 1,728,713
Non-Qualified V (0.75)                  16.082    18.253           13.50%                   129,604.8      2,365,645
Non-Qualified VII                       15.769    17.779           12.75%                   742,494.1     13,200,807
Non-Qualified VIII                      14.012    15.822           12.92%                   143,277.9      2,266,982
Non-Qualified IX                        15.786    17.783           12.65%                     1,438.0         25,572
Non-Qualified X                         15.942    18.066           13.32%                    21,775.7        393,408
--------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Non-Qualified V                         21.929    24.603           12.19%                 2,278,135.6     56,049,439
Non-Qualified V (0.75)                  22.244    25.081           12.75%                 1,579,287.7     39,610,851
Non-Qualified VI                        18.445    20.706           12.26%                    37,676.9        780,148
Non-Qualified VII                       21.507    24.091           12.01%                 2,243,589.9     54,049,730
Non-Qualified VIII                      15.212    17.066           12.19%                   456,096.7      7,783,834
Non-Qualified IX                        21.834    24.436           11.92%                    28,079.2        686,140
Non-Qualified X                         22.015    24.762           12.48%                   383,141.3      9,487,227
Non-Qualified XI                        18.517    20.840           12.55%                     5,143.3        107,184
Non-Qualified XII                       10.548    11.902           12.84%      (2)            7,910.4         94,148
Non-Qualified XIII                      10.337    11.632           12.53%                   417,961.2      4,861,556
Non-Qualified XIV                       10.323    11.581           12.19%                   403,186.5      4,669,198
Non-Qualified XV                        10.316    11.555           12.01%                   237,245.60     2,741,443
Annuity contracts in payment period                                                                       26,077,945
--------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Non-Qualified V                         14.270    13.988           (1.98%)                  887,370.7     12,412,832
Non-Qualified V (0.75)                  14.475    14.260           (1.49%)                1,654,932.3     23,599,990
Non-Qualified VI                        13.041    12.792           (1.91%)                   43,965.0        562,381
Non-Qualified VII                       13.998    13.700           (2.13%)                1,967,951.2     26,960,637
Non-Qualified VIII                      11.910    11.674           (1.98%)                  487,813.6      5,694,656
Non-Qualified IX                        14.208    13.893           (2.22%)                   22,155.4        307,807
Non-Qualified X                         14.304    14.042           (1.83%)                  387,135.1      5,436,287
Non-Qualified XI                        13.072    12.841           (1.77%)                    4,285.2         55,026
Non-Qualified XIII                      10.319    10.145           (1.69%)                  708,744.3      7,190,136
Non-Qualified XIV                       10.305    10.101           (1.98%)                  806,342.7      8,144,472
Non-Qualified XV                        10.298    10.078           (2.14%)                  300,240.3      3,025,915
Annuity contracts in payment period                                                                        5,662,703
--------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Non-Qualified V                         15.095    16.431            8.85%                   115,323.8      1,894,869
Non-Qualified V (0.75)                  15.312    16.750            9.39%                   124,068.8      2,078,187
Non-Qualified VII                       15.013    16.316            8.68%                   947,775.8     15,463,446
Non-Qualified VIII                      13.588    14.789            8.84%                   254,767.3      3,767,710
Non-Qualified IX                        15.030    16.319            8.58%                       469.8          7,667
Non-Qualified X                         15.179    16.579            9.22%                     9,938.7        164,777
Non-Qualified XVII                      15.521    16.474            6.14%      (8)            1,778.00        29,292
Annuity contracts in payment period                                                                        1,540,450
--------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Non-Qualified V                         15.904    19.358           21.72%                    51,240.5        991,932
Non-Qualified V (0.75)                  16.087    19.679           22.33%                   302,695.5      5,956,780
Non-Qualified IX                        15.835    19.227           21.42%                     9,141.2        175,756
--------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Non-Qualified V                         10.062    10.726            6.60%                 2,241,700.8     24,043,761
Non-Qualified V (0.75)                  10.073    10.792            7.14%                 1,808,945.0     19,521,878
Non-Qualified VII                       10.058    10.704            6.42%                 5,471,517.0     58,567,813
Non-Qualified VIII                      10.136    10.739            5.95%      (3)        2,431,960.4     26,117,416
Non-Qualified IX                        10.063    10.693            6.26%      (1)              309.5          3,309
Non-Qualified X                         10.062    10.726            6.60%                   183,152.7      1,964,436
Non-Qualified XII                        9.997    10.785            7.88%      (2)            3,713.7         40,053
Non-Qualified XIII                      10.072    10.769            6.92%                 1,700,909.8     18,316,499

Variable Annuity Account B

-----------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit         Increase (Decrease)            Units
                                              --------            in Value of              Outstanding       Reserves
                                        Beginning   End of        Accumulation               at End           at End
                                         of Year     Year             Unit                   of Year         of Year
-----------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D (continued):
Non-Qualified XIV                       $ 10.066   $ 10.730            6.60%                1,875,931.5    $ 20,127,863
Non-Qualified XV                          10.063     10.710            6.43%                  740,420.7       7,929,901
-----------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Non-Qualified V                           10.001     10.760            7.59%       (5)      1,905,050.2      20,498,554
Non-Qualified V (0.75)                    10.015     10.789            7.73%       (5)        220,007.1       2,373,760
Non-Qualified VII                         10.012     10.743            7.30%       (5)      4,068,992.1      43,712,319
Non-Qualified VIII                        10.012     10.752            7.39%       (5)        534,700.9       5,748,947
Non-Qualified X                           10.013     10.766            7.52%       (5)        146,177.0       1,573,775
Non-Qualified XIII                        10.012     10.770            7.57%       (5)     10,224,328.7     110,111,245
Non-Qualified XIV                         10.012     10.752            7.39%       (5)      9,636,860.3     103,612,689
Non-Qualified XV                          10.012     10.743            7.30%       (5)      8,756,301.1      94,067,087
-----------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:
Non-Qualified V                            9.999     10.370            3.71%       (8)        278,908.9       2,892,221
Non-Qualified V (0.75)                    10.006     10.386            3.80%       (8)        176,701.3       1,835,189
Non-Qualified VII                          9.998     10.363            3.65%       (8)      2,759,663.2      28,599,474
Non-Qualified VIII                        10.003     10.368            3.65%       (8)        456,778.0       4,735,998
Non-Qualified X                           10.071     10.377            3.04%       10)         12,410.4         128,778
Non-Qualified XIII                         9.998     10.378            3.80%       (8)      5,406,495.6      56,108,725
Non-Qualified XIV                          9.998     10.368            3.70%       (8)      7,314,314.2      75,836,777
Non-Qualified XV                           9.998     10.363            3.65%       (8)      4,025,505.7      41,717,897
-----------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series H:
Non-Qualified V                           10.005     10.020            0.15%      (11)          2,530.3          25,352
Non-Qualified VII                         10.001     10.019            0.18%      (11)         25,606.9         256,555
Non-Qualified VIII                        10.005     10.020            0.15%      (11)         15,022.0         150,515
Non-Qualified XIII                        10.001     10.021            0.20%      (11)         30,915.2         309,801
Non-Qualified XIV                         10.000     10.020            0.20%      (11)         60,328.2         604,471
Non-Qualified XV                          10.001     10.019            0.18%      (11)         37,954.0         380,261
-----------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Non-Qualified 1964                       267.347    310.020           15.96%                      958.7         297,208
Non-Qualified V                           24.907     28.883           15.96%                7,212,849.3     208,327,406
Non-Qualified V (0.75)                    25.265     29.444           16.54%               11,813,415.6     347,835,862
Non-Qualified VI                          23.322     27.061           16.03%                1,662,948.1      45,001,830
Non-Qualified VII                         24.839     28.758           15.78%                7,621,660.3     219,185,741
Non-Qualified VIII                        16.604     19.253           15.95%                1,372,571.6      26,426,472
Non-Qualified IX                          24.800     28.686           15.67%                  134,360.2       3,854,314
Non-Qualified X                           25.005     29.069           16.25%                3,297,663.1      95,859,271
Non-Qualified XI                          23.414     27.236           16.32%                   41,567.6       1,132,126
Non-Qualified XII                         10.246     11.882           15.97%       (2)         25,734.1         305,763
Non-Qualified XIII                         9.886     11.498           16.31%                1,093,629.5      12,574,135
Non-Qualified XIV                          9.872     11.447           15.95%                1,317,641.6      15,083,505
Non-Qualified XV                           9.866     11.422           15.77%                  407,605.2       4,655,755
Non-Qualified XVII                       263.583    285.280            8.23%       (8)            346.6          98,892
Annuity contracts in payment period                                                                         192,658,329
-----------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Non-Qualified V                           17.912     23.875           33.29%                  172,425.2       4,116,687
Non-Qualified V (0.75)                    18.067     24.203           33.96%                  626,397.2      15,160,779
Non-Qualified VII                         17.862     23.771           33.08%                  947,365.7      22,520,149
Non-Qualified VIII                        17.909     23.870           33.28%                  367,226.0       8,765,776
Non-Qualified IX                          17.834     23.713           32.97%                    5,532.0         131,179
Non-Qualified XII                         11.536     15.094           30.84%       (2)          4,940.4          74,572
Non-Qualified XIII                        10.489     14.022           33.68%                  453,569.6       6,360,064
Non-Qualified XIV                         10.475     13.961           33.28%                  536,726.5       7,493,206
Non-Qualified XV                          10.468     13.930           33.07%                 114,035.50       1,588,550
Non-Qualified XVII                        15.198     18.142           19.37%       (8)         2,735.70          49,632
Annuity contracts in payment period                                                                           4,742,043
-----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

-----------------------------------------------------------------------------------------------------------------------
                                               Value
                                             Per Unit          Increase (Decrease)             Units
                                             --------              in Value of              Outstanding      Reserves
                                      Beginning     End of       Accumulation                 at End          at End
                                       of Year       Year            Unit                     of Year         of Year
-----------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Non-Qualified V                        $ 9.212    $ 9.739            5.72%                      2,827.4    $     27,537
Non-Qualified V (0.75)                   9.244      9.822            6.25%                     21,597.9         212,138
Non-Qualified IX                         9.677      9.698            0.22%       (3)              619.4           6,007
-----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Non-Qualified V                         18.772     23.044           22.76%                    347,853.6       8,015,945
Non-Qualified V (0.75)                  18.989     23.427           23.37%                  1,552,901.9      36,379,360
Non-Qualified VII                       18.704     22.923           22.56%                  2,708,364.6      62,083,723
Non-Qualified VIII                      18.449     22.646           22.75%                    838,357.2      18,985,392
Non-Qualified IX                        18.691     22.887           22.45%                     31,248.1         715,186
Non-Qualified XII                       11.411     13.677           19.86%       (2)           18,623.1         254,700
Non-Qualified XIII                      10.716     13.193           23.11%                  2,135,758.9      28,177,968
Non-Qualified XIV                       10.702     13.136           22.74%                  2,394,660.9      31,455,670
Non-Qualified XV                        10.694     13.107           22.56%                   926,392.60      12,142,145
Annuity contracts in payment period                                                                          40,863,938
-----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Non-Qualified V                         10.891     12.455           14.36%                      6,906.5          86,024
Non-Qualified V (0.75)                  10.928     12.561           14.94%                     60,811.0         763,858
Non-Qualified IX                        10.872     12.403           14.08%                      1,361.0          16,880
-----------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Non-Qualified V                          8.815      9.645            9.42%                     15,815.5         152,537
Non-Qualified V (0.75)                   8.846      9.727            9.96%                     76,971.1         748,670
Non-Qualified IX                         8.800      9.604            9.14%                      1,041.3          10,001
Non-Qualified XII                        8.325     10.485           25.95%       (2)               10.0             105
-----------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Non-Qualified V                          9.765     14.594           49.45%                     10,655.3         155,502
Non-Qualified V (0.75)                   9.798     14.718           50.21%                     44,537.5         655,483
Non-Qualified VII                        9.754     14.554           49.21%                     44,241.2         643,908
Non-Qualified VIII                       9.764     14.592           49.45%                     33,244.7         485,106
Non-Qualified XIII                       9.149     13.715           49.91%                     75,017.3       1,028,838
Non-Qualified XIV                        9.137     13.655           49.45%                     79,291.0       1,082,697
Non-Qualified XV                         9.131     13.625           49.22%                     28,091.1         382,735
Annuity contracts in payment period                                                                             105,507
-----------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Non-Qualified V                         14.064     14.875            5.77%                    111,343.3       1,656,206
Non-Qualified V (0.75)                  14.266     15.164            6.29%                     77,496.0       1,175,149
Non-Qualified VII                       13.989     14.772            5.60%                  1,203,703.1      17,781,290
Non-Qualified VIII                      13.037     13.787            5.75%                    430,581.6       5,936,585
Non-Qualified IX                        14.003     14.774            5.51%                        502.1           7,418
Non-Qualified XII                        9.846     10.713            8.81%       (2)            3,826.9          40,998
Annuity contracts in payment period                                                                           2,972,058
-----------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Non-Qualified V                         12.425     12.894            3.77%                  1,034,153.6      13,334,505
Non-Qualified V (0.75)                  12.604     13.145            4.29%                  2,521,960.2      33,150,869
Non-Qualified VI                        12.132     12.597            3.83%                     57,059.8         718,807
Non-Qualified VII                       12.322     12.766            3.60%                  7,902,383.9     100,885,317
Non-Qualified VIII                      11.141     11.561            3.77%                  1,373,014.2      15,872,994
Non-Qualified IX                        12.372     12.806            3.51%                     28,273.9         362,086
Non-Qualified X                         12.425     12.894            3.77%                    457,618.5       5,900,590
Non-Qualified XI                        12.132     12.597            3.83%                      4,835.1          60,910
Non-Qualified XIII                      10.199     10.615            4.08%                  2,174,382.7      23,082,032
Non-Qualified XIV                       10.186     10.569            3.76%                  1,313,322.2      13,880,480
Non-Qualified XV                        10.179     10.546            3.61%                    707,569.2       7,461,853
Annuity contracts in payment period                                                                           1,062,436
-----------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

                                               Value
                                             Per Unit          Increase (Decrease)               Units
                                             --------              in Value of                Outstanding      Reserves
                                      Beginning    End of         Accumulation                   at End         at End
                                       of Year      Year              Unit                      of Year        of Year
------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Non-Qualified V                        $ 8.873    $ 8.393           (5.41%)                        6,001.7   $    50,372
Non-Qualified V (0.75)                   8.903      8.464           (4.93%)                       60,992.9       516,260
Non-Qualified VII                        8.863      8.370           (5.56%)                       59,453.8       497,647
Non-Qualified VIII                       8.872      8.392           (5.41%)                         25,152       211,073
Non-Qualified XIII                       8.903      8.446           (5.13%)                         36,876       311,466
Non-Qualified XIV                        8.891      8.409           (5.42%)                         34,137       287,073
Non-Qualified XV                         8.885      8.391           (5.56%)                          6,188        51,926
Annuity contracts in payment period                                                                               13,903
------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Non-Qualified V                         13.633     17.617           29.22%                        19,165.4       337,633
Non-Qualified V (0.75)                  13.751     17.859           29.87%                       177,816.5     3,175,601
Non-Qualified VII                       13.595     17.540           29.02%                       715,581.7    12,551,330
Non-Qualified VIII                      13.631     17.613           29.21%                       276,385.7     4,868,001
Non-Qualified IX                        13.574     17.497           28.90%                         1,732.5        30,314
Non-Qualified XII                        8.741     12.352           41.31%         (2)            25,983.5       320,941
Non-Qualified XIII                       9.357     12.128           29.61%                       163,679.4     1,985,026
Non-Qualified XIV                        9.345     12.074           29.20%                       114,137.8     1,378,154
Non-Qualified XV                         9.338     12.048           29.02%                       39,753.80       478,952
Annuity contracts in payment period                                                                              463,770
------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Non-Qualified V                         16.030     18.930           18.09%                       23,354.3        442,092
Non-Qualified V (0.75)                  16.169     19.190           18.68%                       93,802.4      1,800,053
Non-Qualified VII                       15.985     18.847           17.90%                      609,861.9     11,494,317
Non-Qualified VIII                      16.028     18.926           18.08%                      160,009.9      3,028,321
Non-Qualified IX                        15.960     18.801           17.80%                          298.5          5,613
Non-Qualified XII                       10.626     13.007           22.41%         (2)           11,411.6        148,430
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
Capital Appreciation Fund:
Non-Qualified V                         10.008     13.753           37.42%         (5)            2,630.0         36,171
Non-Qualified V (0.75)                   9.979     13.801           38.30%         (7)           11,914.5        164,426
Non-Qualified XIII                      10.245     14.675           43.24%                      190,830.9      2,800,502
Non-Qualified XIV                       10.231     14.611           42.81%                      317,266.2      4,635,623
Non-Qualified XV                        10.224     14.579           42.60%                      156,883.8      2,287,220
Annuity contracts in payment period                                                                               47,197
------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund:
Non-Qualified V                          9.568     11.716           22.45%         (5)           10,586.7        124,029
Non-Qualified V (0.75)                  10.215     11.756           15.09%         (6)           36,163.4        425,147
Non-Qualified XIII                      10.663     14.179           32.97%                      370,289.3      5,250,354
Non-Qualified XIV                       10.649     14.117           32.57%                      938,411.4     13,247,617
Non-Qualified XV                        10.641     14.086           32.37%                      259,386.9      3,653,742
Annuity contracts in payment period                                                                              789,296
------------------------------------------------------------------------------------------------------------------------
Growth Fund:
Non-Qualified V                          9.663     12.069           24.90%         (5)            1,842.7         22,238
Non-Qualified V (0.75)                   9.722     12.111           24.57%         (7)           47,998.6        581,287
Non-Qualified XIII                      10.779     14.438           33.95%                      300,326.8      4,336,151
Non-Qualified XIV                       10.764     14.375           33.55%                      722,832.0     10,390,712
Non-Qualified XV                        10.757     14.343           33.34%                      228,577.5      3,278,592
Annuity contracts in payment period                                                                              322,083
------------------------------------------------------------------------------------------------------------------------
Value Fund:
Non-Qualified V                          9.891     11.506           16.33%         (4)            6,923.5         79,660
Non-Qualified V (0.75)                   9.764     11.546           18.25%         (4)           83,636.8        965,645
Non-Qualified XIII                      10.616     13.659           28.66%                      895,401.3     12,230,007
Non-Qualified XIV                       10.601     13.599           28.28%                    1,538,846.0     20,926,738
Non-Qualified XV                        10.594     13.569           28.08%                      492,467.0      6,682,342
Annuity contracts in payment period                                                                              942,276
------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

                                                  Value
                                                 Per Unit
                                                 --------
                                            Beginning  End of
                                             of Year    Year
--------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Non-Qualified VII                            $20.946   $26.687
--------------------------------------------------------------
Income & Growth Portfolio:
Non-Qualified VII                             22.064    30.991
--------------------------------------------------------------
Leveraged AllCap Portfolio:
Non-Qualified VII                             24.881    43.684
Non-Qualified VIII                            18.206    32.013
--------------------------------------------------------------
American Century VP Funds:
Balanced Fund:
Non-Qualified VII                             17.479    18.968
--------------------------------------------------------------
International Fund:
Non-Qualified VII                             16.139    26.105
Non-Qualified VIII                            14.599    23.649
--------------------------------------------------------------
Calvert Social Balanced Portfolio:
Non-Qualified V                               20.415    22.626
Non-Qualified V (0.75)                        20.708    23.066
Non-Qualified VII                             11.437    12.656
Non-Qualified VIII                            11.456    12.696
--------------------------------------------------------------
Federated Insurance Series:
American Leaders Fund II:
Non-Qualified VII                             23.528    24.746
Non-Qualified VIII                            16.869    17.769
Annuity contracts in payment period
--------------------------------------------------------------
Equity Income Fund II:
Non-Qualified VII                             14.022    16.369
Annuity contracts in payment period
--------------------------------------------------------------
Growth Strategies Fund II:
Non-Qualified VII                             18.269    31.060
--------------------------------------------------------------
High Income Bond Fund II:
Non-Qualified VII                             14.910    15.040
Non-Qualified VIII                            12.629    12.759
Annuity contracts in payment period
--------------------------------------------------------------
International Equity Fund II:
Non-Qualified VII                             14.719    26.832
Non-Qualified VIII                            13.523    24.690
--------------------------------------------------------------
Prime Money Fund II:
Non-Qualified VII                             11.503    11.868
-------------------------------------------  -------   -------
U.S. Government Securities Fund II:
Non-Qualified VII                             12.614    12.363
--------------------------------------------------------------
Utility Fund II:
Non-Qualified VII                             18.663    18.714
Non-Qualified VIII                            15.472    15.537
Annuity contracts in payment period
--------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
Equity-Income Portfolio:
Non-Qualified V                               17.400    18.272
Non-Qualified V (0.75)                        17.650    18.627
Non-Qualified VII                             20.872    21.883
Non-Qualified VIII                            14.942    15.689
Non-Qualified IX                              17.325    18.147
Non-Qualified X                               17.400    18.272
Non-Qualified XII                             10.184    10.651

                                             Increase (Decrease)                  Units
                                                 in Value of                   Outstanding     Reserves
                                                 Accumulation                    at End         at End
                                                     Unit                        of Year        of Year
---------------------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Non-Qualified VII                                   27.41%                       232,842.7   $  6,213,801
---------------------------------------------------------------------------------------------------------
Income & Growth Portfolio:
Non-Qualified VII                                   40.46%                       615,919.4     19,087,670
---------------------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:
Non-Qualified VII                                   75.57%                       574,744.6     25,106,952
Non-Qualified VIII                                  75.84%                           168.3          5,389
---------------------------------------------------------------------------------------------------------
American Century VP Funds:
Balanced Fund:
Non-Qualified VII                                    8.52%                       182,012.0      3,452,367
---------------------------------------------------------------------------------------------------------
International Fund:
Non-Qualified VII                                   61.75%                       287,102.7      7,494,706
Non-Qualified VIII                                  61.99%                           182.9          4,325
---------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Non-Qualified V                                     10.83%                         8,235.7        186,344
Non-Qualified V (0.75)                              11.39%                        37,045.8        854,507
Non-Qualified VII                                   10.66%                        63,517.0        803,879
Non-Qualified VIII                                  10.82%                        58,632.1        744,400
---------------------------------------------------------------------------------------------------------
Federated Insurance Series:
American Leaders Fund II:
Non-Qualified VII                                    5.18%                     5,048,733.2    124,936,306
Non-Qualified VIII                                   5.34%                         9,542.9        169,568
Annuity contracts in payment period                                                                61,038
---------------------------------------------------------------------------------------------------------
Equity Income Fund II:
Non-Qualified VII                                   16.74%                     1,856,257.2     30,384,515
Annuity contracts in payment period                                                                 8,185
---------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:
Non-Qualified VII                                   70.01%                     1,502,834.6     46,677,628
---------------------------------------------------------------------------------------------------------
High Income Bond Fund II:
Non-Qualified VII                                    0.87%                     2,778,202.2     41,784,652
Non-Qualified VIII                                   1.03%                           300.8          3,838
Annuity contracts in payment period                                                                17,816
---------------------------------------------------------------------------------------------------------
International Equity Fund II:
Non-Qualified VII                                   82.29%                     1,077,889.2     28,922,440
Non-Qualified VIII                                  82.58%                           130.8          3,229
---------------------------------------------------------------------------------------------------------
Prime Money Fund II:
Non-Qualified VII                                    3.17%                       729,506.2      8,657,471
---------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:
Non-Qualified VII                                   (1.99%)                    1,036,547.5     12,814,411
---------------------------------------------------------------------------------------------------------
Utility Fund II:
Non-Qualified VII                                    0.27%                     1,415,963.0     26,497,792
Non-Qualified VIII                                   0.42%                            67.1          1,043
Annuity contracts in payment period                                                                59,670
---------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
Equity-Income Portfolio:
Non-Qualified V                                      5.01%                       236,374.1      4,318,918
Non-Qualified V (0.75)                               5.54%                       519,884.7      9,683,767
Non-Qualified VII                                    4.84%                     6,104,314.1    133,577,684
Non-Qualified VIII                                   5.00%                       992,829.0     15,576,658
Non-Qualified IX                                     4.74%                         8,863.0        160,839
Non-Qualified X                                      5.01%                        11,369.5        207,738
Non-Qualified XII                                    4.59%             (2)           653.9          6,965

Variable Annuity Account B

                                                      Value
                                                     Per Unit
                                                     --------
                                               Beginning    End of
                                                 of Year     Year
------------------------------------------------------------------
Equity-Income Portfolio (continued):
Non-Qualified XIII                              $ 9.911    $10.438
Non-Qualified XIV                                 9.897     10.392
Non-Qualified XV                                  9.891     10.369
------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                                  19.155     25.999
Non-Qualified V (0.75)                           19.430     26.504
Non-Qualified VII                                26.348     35.706
Non-Qualified VIII                               17.420     23.643
Non-Qualified IX                                 19.072     25.822
Non-Qualified X                                  19.155     25.999
Non-Qualified XII                                12.390     16.024
Non-Qualified XIII                               10.265     12.649
Non-Qualified XIV                                10.231     12.628
Non-Qualified XV                                 10.793     12.618
Non-Qualified XVII                               22.058     26.366
------------------------------------------------------------------
High Income Portfolio:
Non-Qualified VII                                13.168     14.042
Non-Qualified VIII                               11.798     12.601
Non-Qualified XIII                                8.949      9.586
Non-Qualified XIV                                 8.936      9.544
Non-Qualified XV                                  8.930      9.523
Annuity contracts in payment period
------------------------------------------------------------------
Overseas Portfolio:
Non-Qualified V                                  13.786     19.419
Non-Qualified V (0.75)                           13.984     19.796
Non-Qualified VII                                15.210     21.391
Non-Qualified VIII                               12.879     18.139
Non-Qualified IX                                 13.727     19.287
------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
Asset Manager Portfolio:
Non-Qualified VII                                17.786     19.482
Non-Qualified VIII                               14.783     16.218
------------------------------------------------------------------
Contrafund Portfolio:
Non-Qualified V                                  19.735     24.217
Non-Qualified V (0.75)                           20.018     24.687
Non-Qualified VII                                21.872     26.797
Non-Qualified VIII                               17.492     21.463
Non-Qualified IX                                 19.649     24.052
Non-Qualified X                                  19.735     24.217
Non-Qualified XII                                11.460     13.787
Non-Qualified XIII                               10.535     12.966
Non-Qualified XIV                                10.521     12.909
Non-Qualified XV                                 10.514     12.881
Non-Qualified XVII                               23.549     27.241
------------------------------------------------------------------
Index 500 Portfolio:
Non-Qualified VII                                22.727     27.005
Non-Qualified VIII                               18.925     22.522
------------------------------------------------------------------
Investment Grade Bond Portfolio:
Non-Qualified VII                                12.446     12.143
Non-Qualified VIII                               11.918     11.834
------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Non-Qualified V                                  20.433     45.486
Non-Qualified V (0.75)                           20.726     46.370
Non-Qualified VII                                20.410     45.363

                                                Increase (Decrease)                  Units
                                                    in Value of                   Outstanding    Reserves
                                                    Accumulation                    at End        at End
                                                        Unit                        of Year       of Year
-----------------------------------------------------------------------------------------------------------
Equity-Income Portfolio (continued):
Non-Qualified XIII                                      5.32%                       735,175.3   $ 7,673,717
Non-Qualified XIV                                       5.00%                     1,507,319.6    15,664,494
Non-Qualified XV                                        4.83%                       471,011.6     4,884,128
-----------------------------------------------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                                        35.73%                       474,648.7    12,340,278
Non-Qualified V (0.75)                                 36.41%                       874,557.2    23,179,283
Non-Qualified VII                                      35.52%                     4,177,865.8   149,173,411
Non-Qualified VIII                                     35.72%                       831,556.3    19,660,094
Non-Qualified IX                                       35.39%                          23,653       610,766
Non-Qualified X                                        35.73%                          32,858       854,269
Non-Qualified XII                                      29.33%         (2)               4,299        68,894
Non-Qualified XIII                                     23.22%         (8)            84,394.1     1,067,531
Non-Qualified XIV                                      23.43%         (8)             124,948     1,577,908
Non-Qualified XV                                       16.91%         (9)              35,352       446,070
Non-Qualified XVII                                     19.53%         (8)                 152         4,017
-----------------------------------------------------------------------------------------------------------
High Income Portfolio:
Non-Qualified VII                                       6.64%                     2,739,738.4    38,471,925
Non-Qualified VIII                                      6.81%                       688,515.9     8,675,998
Non-Qualified XIII                                      7.12%                       590,620.8     5,661,907
Non-Qualified XIV                                       6.80%                       712,099.4     6,796,569
Non-Qualified XV                                        6.64%                       244,926.9     2,332,548
Annuity contracts in payment period                                                                 755,677
-----------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Non-Qualified V                                        40.86%                        37,274.5       723,834
Non-Qualified V (0.75)                                 41.56%                       182,516.9     3,613,179
Non-Qualified VII                                      40.64%                       685,323.4    14,659,617
Non-Qualified VIII                                     40.84%                        58,815.1     1,066,865
Non-Qualified IX                                       40.50%                         1,319.3        25,445
-----------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
Asset Manager Portfolio:
Non-Qualified VII                                       9.54%                       951,972.5    18,546,594
Non-Qualified VIII                                      9.71%                       183,310.4     2,972,868
-----------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Non-Qualified V                                        22.71%                       449,134.2    10,876,529
Non-Qualified V (0.75)                                 23.32%                       732,242.8    18,077,121
Non-Qualified VII                                      22.52%                     5,373,380.6   143,990,372
Non-Qualified VIII                                     22.70%                       787,797.1    16,908,448
Non-Qualified IX                                       22.41%                        20,988.0       504,802
Non-Qualified X                                        22.71%                        13,750.2       332,984
Non-Qualified XII                                      20.31%         (2)             5,460.5        75,287
Non-Qualified XIII                                     23.08%                     1,126,346.9    14,604,330
Non-Qualified XIV                                      22.70%                     1,682,679.9    21,722,393
Non-Qualified XV                                       22.51%                       604,941.5     7,792,281
Non-Qualified XVII                                     15.68%         (8)             4,165.7       113,477
-----------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Non-Qualified VII                                      18.82%                     5,394,050.7   145,664,290
Non-Qualified VIII                                     19.01%                     1,101,288.9    24,803,345
-----------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
Non-Qualified VII                                      (2.43%)                      339,030.3     4,116,714
Non-Qualified VIII                                     (0.70%)        (2)                 282         3,336
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Non-Qualified V                                       122.61%                       828,592.3    37,689,170
Non-Qualified V (0.75)                                123.73%                     1,056,343.2    48,982,313
Non-Qualified VII                                     122.26%                     2,409,624.0   109,306,960

Variable Annuity Account B

                                                Value
                                               Per Unit          Increase (Decrease)                 Units
                                               --------              in Value of                  Outstanding     Reserves
                                          Beginning   End of         Accumulation                   at End         at End
                                           of Year     Year             Unit                         of Year       of Year
----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio (continued):
Non-Qualified VIII                         $14.162   $31.525           122.60%                      532,220.6   $ 16,778,169
Non-Qualified IX                            20.345    45.177           122.05%                       29,489.6      1,332,245
Non-Qualified X                             20.433    45.486           122.61%                       34,550.4      1,571,554
Non-Qualified XII                           12.588    26.089           107.25%        (2)            11,071.3        288,842
Non-Qualified XIII                          11.042    24.654           123.27%                    1,018,786.6     25,116,929
Non-Qualified XIV                           11.027    24.546           122.60%                      994,779.9     24,418,006
Non-Qualified XV                            11.020    24.492           122.25%                      368,329.7      9,021,250
Non-Qualified XVII                          32.641    53.698            64.51%        (8)             2,971.5        159,562
----------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Non-Qualified V                             19.880    24.886            25.18%                      527,201.1     13,120,149
Non-Qualified V (0.75)                      20.165    25.370            25.81%                      545,606.2     13,842,073
Non-Qualified VII                           22.101    27.623            24.99%                    2,773,991.6     76,624,788
Non-Qualified VIII                          17.569    21.992            25.18%                      807,835.2     17,766,013
Non-Qualified IX                            19.794    24.717            24.87%                        6,162.6        152,321
Non-Qualified X                             19.880    24.886            25.18%                       12,100.9        301,148
Non-Qualified XII                           12.137    14.479            19.30%        (2)               435.6          6,307
Non-Qualified XIII                          10.945    13.742            25.56%                    1,721,021.8     23,649,433
Non-Qualified XIV                           10.930    13.681            25.17%                    2,130,089.6     29,142,690
Non-Qualified XV                            10.923    13.651            24.97%                      778,170.3     10,623,120
Non-Qualified XVII                          21.430    24.954            16.44%        (8)             3,842.0         95,873
----------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Non-Qualified V                             15.509    15.562             0.34%                       73,596.4      1,145,287
Non-Qualified V (0.75)                      15.731    15.864             0.85%                      190,660.1      3,024,702
Non-Qualified VII                           15.405    15.433             0.18%                      783,971.0     12,099,259
Non-Qualified VIII                          12.873    12.916             0.33%                      249,484.1      3,222,452
Non-Qualified IX                            15.442    15.456             0.09%                        2,079.7         32,143
Non-Qualified X                             15.509    15.562             0.34%                        3,109.8         48,393
Non-Qualified XII                           10.355    10.404             0.47%        (2)               977.9         10,175
----------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                             20.651    29.366            42.20%                      432,037.4     12,687,006
Non-Qualified V (0.75)                      20.948    29.936            42.91%                      668,408.8     20,009,591
Non-Qualified VII                           24.532    34.828            41.97%                    2,701,099.3     94,073,291
Non-Qualified VIII                          17.461    24.827            42.19%                      521,852.0     12,956,249
Non-Qualified IX                            20.562    29.166            41.84%                       11,840.3        345,332
Non-Qualified X                             20.651    29.366            42.20%                       29,283.9        859,939
Non-Qualified XII                           12.040    16.313            35.49%        (2)             4,195.4         68,441
Non-Qualified XIII                          10.938    15.599            42.61%                    1,611,326.8     25,135,000
Non-Qualified XIV                           10.923    15.531            42.19%                    2,407,009.9     37,382,714
Non-Qualified XV                            10.915    15.497            41.98%                      647,595.6     10,035,592
Non-Qualified XVII                          25.578    32.068            25.37%        (8)               597.3         19,154
Annuity contracts in payment period                                                                                9,348,397
----------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Non-Qualified V                             21.320    34.626            62.41%                      902,510.1     31,250,007
Non-Qualified V (0.75)                      21.626    35.298            63.22%                    1,601,735.3     56,538,428
Non-Qualified VII                           24.039    38.979            62.15%                    7,044,821.4    274,600,411
Non-Qualified VIII                          17.358    28.189            62.40%                    1,226,255.8     34,566,580
Non-Qualified IX                            21.228    34.390            62.00%                       31,114.7      1,070,046
Non-Qualified X                             21.320    34.626            62.41%                       44,861.0      1,553,341
Non-Qualified XII                           10.532    16.613            57.74%        (2)            17,701.2        294,069
Non-Qualified XIII                           9.576    15.599            62.90%                    1,828,182.5     28,517,271
Non-Qualified XIV                            9.563    15.531            62.41%                    2,118,679.7     32,904,339
Non-Qualified XV                             9.557    15.497            62.15%                      583,969.4      9,049,494
Non-Qualified XVII                          26.861    38.687            44.03%        (8)              1,791          69,295
Annuity contracts in payment period                                                                               11,305,698
----------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

                                                  Value
                                                 Per Unit          Increase (Decrease)                 Units
                                                 --------              in Value of                Outstanding    Reserves
                                         Beginning   End of           Accumulation                    at End      at End
                                           of Year    Year                Unit                       of Year      of Year
---------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.:
Non-Qualified VII                         $ 6.090    $13.640           123.97%                      188,713.2   $ 2,574,027
---------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Non-Qualified V                            11.030     12.428            12.67%                       57,915.6       719,794
Non-Qualified V (0.75)                     11.189     12.670            13.24%                       65,369.7       828,244
Non-Qualified VII                          10.932     12.298            12.50%                      129,841.3     1,596,776
Non-Qualified IX                           10.982     12.344            12.40%                          191.3         2,361
Non-Qualified X                            11.030     12.428            12.67%                        1,753.1        21,788
---------------------------------------------------------------------------------------------------------------------------
MFS Funds:
Global Government Series:
Non-Qualified VII                          10.860     10.440            (3.87%)                     138,331.0     1,444,158
Non-Qualified VIII                         10.904     10.498            (3.72%)                      18,979.9       199,256
---------------------------------------------------------------------------------------------------------------------------
Total Return Series:
Non-Qualified VII                          14.432     14.669             1.64%                    2,056,862.5    30,172,256
Non-Qualified VIII                         14.491     14.751             1.79%                      483,032.7     7,125,264
Non-Qualified XIII                         10.171     10.385             2.10%                      321,447.1     3,338,204
Non-Qualified XIV                          10.157     10.339             1.79%                      675,245.9     6,981,698
Non-Qualified XV                           10.150     10.317             1.65%                      307,462.6     3,172,022
---------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Series Trust:
Growth & Income Portfolio:
Non-Qualified XIII                          9.816     10.960            11.65%        (4)            10,140.8       111,141
Non-Qualified XIV                          10.189     10.937             7.34%        (4)            60,270.6       659,166
Non-Qualified XV                           10.056     10.925             8.64%        (4)             3,629.1        39,649
---------------------------------------------------------------------------------------------------------------------------
Small Cap Portfolio:
Non-Qualified XIV                          11.067     11.828             6.88%        (6)            14,182.0       167,748
Non-Qualified XV                            9.764     11.816            21.02%        (9)               404.1         4,774
---------------------------------------------------------------------------------------------------------------------------
Tactical Allocation Portfolio:
Non-Qualified XIII                          9.451     10.651            12.70%        (4)           101,507.5     1,081,178
Non-Qualified XIV                           9.852     10.629             7.89%        (4)           541,486.6     5,755,371
Non-Qualified XV                            9.567     10.618            10.99%        (5)            49,695.2       527,646
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund/VA:
Non-Qualified VII                          13.520     24.477            81.04%                      734,833.6    17,986,178
Non-Qualified VIII                         13.556     24.578            81.31%                      251,982.6     6,193,324
Non-Qualified XIII                          9.362     17.027            81.87%                      102,851.7     1,751,223
Non-Qualified XIV                           9.350     16.952            81.30%                      139,614.8     2,366,791
Non-Qualified XV                            9.343     16.915            81.04%                       58,764.5       994,008
Annuity contracts in payment period                                                                               1,639,824
---------------------------------------------------------------------------------------------------------------------------
Global Securities Fund/VA:
Non-Qualified V                            10.018     15.681            56.53%                       12,402.0       194,472
Non-Qualified V (0.75)                     10.053     15.814            57.31%                       38,363.3       606,665
Non-Qualified VII                          12.982     20.287            56.27%                      346,236.2     7,024,157
Non-Qualified VIII                         13.016     20.372            56.52%                       82,152.5     1,673,576
Non-Qualified IX                           10.001     15.615            56.13%                          952.8        14,878
---------------------------------------------------------------------------------------------------------------------------
Main Street Growth & Income Fund/VA:
Non-Qualified VII                          13.199     15.839            20.00%                    1,942,405.4    30,766,659
Non-Qualified VIII                         13.234     15.905            20.18%                      685,331.0    10,900,475
Non-Qualified XIII                          9.080     10.946            20.55%                      341,457.9     3,737,521
Non-Qualified XIV                           9.067     10.898            20.19%                      737,210.2     8,034,042
Non-Qualified XV                            9.061     10.874            20.01%                      255,252.7     2,775,606
Annuity contracts in payment period                                                                                 151,990
---------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund/VA:
Non-Qualified V                             9.895     10.048             1.55%                        5,339.8        53,654
Non-Qualified V (0.75)                      9.929     10.133             2.05%                        3,553.3        36,007

Variable Annuity Account B

                                                      Value
                                                     Per Unit
                                                     --------
                                             Beginning   End of
                                              of Year     Year
----------------------------------------------------------------
Strategic Bond Fund/VA (continued):
Non-Qualified VII                             $ 10.921   $11.072
Non-Qualified VIII                              10.950    11.118
Non-Qualified IX                                 9.878    10.006
Non-Qualified XIII                               9.823    10.005
Non-Qualified XIV                                9.810     9.961
Non-Qualified XV                                 9.803     9.939
Annuity contracts in payment period
----------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Non-Qualified V                                 19.489    29.040
Non-Qualified V (0.75)                          19.769    29.605
Non-Qualified VII                               18.803    27.973
Non-Qualified VIII                              12.761    19.012
Non-Qualified IX                                19.405    28.843
Non-Qualified X                                 19.489    29.040
Non-Qualified XII                               10.087    16.210
Non-Qualified XIII                              10.371    15.499
Non-Qualified XIV                               10.357    15.431
Non-Qualified XV                                10.350    15.397
Non-Qualified XVII                              21.207    28.739
Annuity contracts in payment period
----------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Non-Qualified V                                 15.481    18.963
Non-Qualified V (0.75)                          15.703    19.332
Non-Qualified VI                                13.080    16.032
Non-Qualified VII                               15.331    18.750
Non-Qualified VIII                              10.532    12.901
Non-Qualified IX                                15.414    18.834
Non-Qualified X                                 15.481    18.963
Non-Qualified XIII                              10.113    12.424
Non-Qualified XIV                               10.099    12.370
Non-Qualified XV                                10.092    12.343
----------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Non-Qualified V                                 26.713    39.254
Non-Qualified V (0.75)                          27.097    40.017
Non-Qualified VII                               12.686    18.612
Non-Qualified VIII                              12.708    18.672
Non-Qualified IX                                26.598    38.987
Non-Qualified X                                 26.713    39.254
Non-Qualified XII                               10.883    15.732
Non-Qualified XIII                              10.193    15.023
Non-Qualified XIV                               10.180    14.957
Non-Qualified XV                                10.173    14.924
Non-Qualified XVII                              33.592    43.155
Annuity contracts in payment period
----------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Non-Qualified V                                 21.057    32.942
Non-Qualified V (0.75)                          21.359    33.582
Non-Qualified VII                               11.640    18.181
Non-Qualified VIII                              11.659    18.238
Non-Qualified IX                                20.966    32.718
Non-Qualified X                                 21.057    32.942
Non-Qualified XII                               10.107    15.541
Non-Qualified XIII                               9.248    14.511

                                              Increase (Decrease)                Units
                                                  in Value of                 Outstanding      Reserves
                                                  Accumulation                  at End          at End
                                                      Unit                      of Year        of Year
---------------------------------------------------------------------------------------------------------
Strategic Bond Fund/VA (continued):
Non-Qualified VII                                    1.38%                      831,202.9    $  9,203,371
Non-Qualified VIII                                   1.53%                      307,277.8       3,416,465
Non-Qualified IX                                     1.30%                          114.2           1,143
Non-Qualified XIII                                   1.85%                      247,094.9       2,472,154
Non-Qualified XIV                                    1.54%                      321,796.7       3,205,447
Non-Qualified XV                                     1.39%                      118,823.90      1,181,015
Annuity contracts in payment period                                                               228,810
---------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Non-Qualified V                                     49.01%                      485,026.4      14,085,159
Non-Qualified V (0.75)                              49.75%                      457,664.5      13,548,971
Non-Qualified VII                                   48.77%                    4,571,239.7     127,872,111
Non-Qualified VIII                                  48.99%                      554,655.3      10,545,302
Non-Qualified IX                                    48.64%                       11,546.9         333,043
Non-Qualified X                                     49.01%                       12,141.7         352,595
Non-Qualified XII                                   60.70%         (2)           12,647.9         205,025
Non-Qualified XIII                                  49.45%                      360,243.8       5,583,250
Non-Qualified XIV                                   48.99%                      421,058.9       6,497,276
Non-Qualified XV                                    48.76%                      173,670.9       2,673,998
Non-Qualified XVII                                  35.52%         (8)              546.7          15,710
Annuity contracts in payment period                                                             1,531,267
---------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Non-Qualified V                                     22.49%                      408,869.5       7,753,575
Non-Qualified V (0.75)                              23.11%                      331,760.0       6,413,686
Non-Qualified VI                                    22.57%                        9,318.3         149,388
Non-Qualified VII                                   22.30%                    3,631,867.0      68,096,121
Non-Qualified VIII                                  22.49%                      576,382.1       7,435,639
Non-Qualified IX                                    22.19%                       18,743.4         353,021
Non-Qualified X                                     22.49%                      135,419.7       2,568,024
Non-Qualified XIII                                  22.85%                      208,889.0       2,595,276
Non-Qualified XIV                                   22.49%                      434,220.7       5,371,244
Non-Qualified XV                                    22.30%                      145,910.2       1,800,924
---------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Non-Qualified V                                     46.95%                      278,561.6      10,934,611
Non-Qualified V (0.75)                              47.68%                      202,966.2       8,122,064
Non-Qualified VII                                   46.71%                      975,016.1      18,147,137
Non-Qualified VIII                                  46.93%                      289,619.5       5,407,687
Non-Qualified IX                                    46.58%                        3,143.4         122,552
Non-Qualified X                                     46.95%                        9,451.0         370,986
Non-Qualified XII                                   44.56%         (2)              188.4           2,964
Non-Qualified XIII                                  47.39%                      207,410.2       3,115,879
Non-Qualified XIV                                   46.93%                      361,089.0       5,400,856
Non-Qualified XV                                    46.70%                       99,417.2       1,483,731
Non-Qualified XVII                                  28.47%         (8)            1,516.2          65,431
Annuity contracts in payment period                                                             1,763,893
---------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Non-Qualified V                                     56.44%                      316,726.40     10,433,693
Non-Qualified V (0.75)                              57.23%                      331,361.7      11,127,920
Non-Qualified VII                                   56.19%                      183,802.0       3,341,658
Non-Qualified VIII                                  56.43%                       80,485.4       1,467,904
Non-Qualified IX                                    56.05%                        5,869.2         192,030
Non-Qualified X                                     56.44%                        4,496.1         148,113
Non-Qualified XII                                   53.76%         (2)              229.6           3,568
Non-Qualified XIII                                  56.91%                      292,269.5       4,241,163

Variable Annuity Account B

                                                                Value
                                                               Per Unit
                                                               --------
                                                         Beginning   End of
                                                          of Year     Year
----------------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Non-Qualified XIV                                         $ 9.236    $14.448
Non-Qualified XV                                            9.229     14.416
Annuity contracts in payment period
----------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Non-Qualified V                                            18.146     21.922
Non-Qualified V (0.75)                                     18.407     22.348
Non-Qualified VII                                          23.078     27.835
Non-Qualified VIII                                         16.682     20.151
Non-Qualified IX                                           18.068     21.773
Non-Qualified X                                            18.146     21.922
Non-Qualified XII                                          10.925     13.248
Non-Qualified XVII                                         21.843     25.309
Annuity contracts in payment period
----------------------------------------------------------------------------
Total
============================================================================

                                                          Increase (Decrease)                  Units
                                                              in Value of                   Outstanding      Reserves
                                                              Accumulation                    at End          at End
                                                                  Unit                        of Year         of Year
------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio (continued):
Non-Qualified XIV                                               56.43%                         180,821.9  $    2,612,466
Non-Qualified XV                                                56.20%                         122,088.7       1,760,035
Annuity contracts in payment period                                                                              123,723
------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Non-Qualified V                                                 20.81%                           177,799       3,897,694
Non-Qualified V (0.75)                                          21.41%                           314,992       7,039,487
Non-Qualified VII                                               20.61%                       3,902,488.8     108,627,153
Non-Qualified VIII                                              20.79%                         304,101.7       6,127,882
Non-Qualified IX                                                20.51%                          10,243.8         223,037
Non-Qualified X                                                 20.81%                           4,490.9          98,450
Non-Qualified XII                                               21.26%           (2)             1,255.7          16,635
Non-Qualified XVII                                              15.87%           (8)             1,557.1          39,409
Annuity contracts in payment period                                                                              723,814
------------------------------------------------------------------------------------------------------------------------
Total                                                                                                     $6,173,851,032
========================================================================================================================

   Non-Qualified 1964   Individual contracts issued from December 1, 1964 to March 14, 1967.
   Non-Qualified V      Certain AetnaPlus contracts issued in connection with Deferred Compensation Plans issued since August
                        28, 1992, and certain individual non-qualified contracts.
   Non-Qualified VI     Certain existing contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).
   Non-Qualified VII    Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual
                        Retirement Annuity contracts issued since May 4, 1994.
   Non-Qualified VIII   Certain individual Retirement Annuity contracts issued since May 1, 1998.
   Non-Qualified IX     Group AetnaPlus contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with Deferred Compensation Plans.
   Non-Qualified X      Group AetnaPlus contracts containing contractual limits on fees, issued in connection with Deferred
                        Compensation Plans and as individual non-qualified contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.
   Non-Qualified XI     Certain contracts, previously valued under Non-Qualified VI, containing contractual limits limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.
   Non-Qualified XIII   Certain individual Retirement Annuity contracts issued since October 1, 1998.
   Non-Qualified XIV    Certain individual Retirement Annuity contracts issued since September 1, 1998.
   Non-Qualified XV     Certain individual Retirement Annuity contracts issued since September 1, 1998.
   Non-Qualified XVII   Group AetnaPlus contracts issued in connection with Deferred Compensation Plans having contract modifications effective May 29, 1997.

Notes to Condensed Financial Information:

 (1) -- Reflects less than a full year of performance activity. Funds were first received in this option during January 1999.

 (2) -- Reflects less than a full year of performance activity. Funds were first received in this option during March 1999.

 (3) -- Reflects less than a full year of performance activity. Funds were first received in this option during April 1999.

 (4) -- Reflects less than a full year of performance activity. Funds were first received in this option during May 1999.

 (5) -- Reflects less than a full year of performance activity. Funds were first received in this option during June 1999.

 (6) -- Reflects less than a full year of performance activity. Funds were first received in this option during July 1999.

 (7) -- Reflects less than a full year of performance activity. Funds were first received in this option during August 1999.

 (8) -- Reflects less than a full year of performance activity. Funds were first received in this option during September 1999.

 (9) -- Reflects less than a full year of performance activity. Funds were first received in this option during October 1999.

(10) -- Reflects less than a full year of performance activity. Funds were first received in this option during November 1999.

(11) -- Reflects less than a full year of performance activity. Funds were first received in this option during December 1999.


See Notes to Financial Statements

Variable Annuity Account B

Notes to Financial Statements - December 31, 1999

1.  Summary of Significant Accounting Policies

    Variable Annuity Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

    a. Valuation of Investments
    Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1999:

     Aetna Ascent VP                           Fidelity Variable Insurance Products Fund:
     Aetna Balanced VP, Inc.                   o Equity-Income Portfolio
     Aetna Bond VP                             o Growth Portfolio
     Aetna Crossroads VP                       o High Income Portfolio
     Aetna Get Fund, Series C                  o Overseas Portfolio
     Aetna Get Fund, Series D                  Fidelity Variable Insurance Products Fund II:
     Aetna Get Fund, Series E                  o Asset Manager Portfolio
     Aetna Get Fund, Series G                  o Contrafund Portfolio
     Aetna Get Fund, Series H                  o Index 500 Portfolio
     Aetna Growth and Income VP                o Investment Grade Bond Portfolio
     Aetna Growth VP                           Janus Aspen Series:
     Aetna High Yield VP                       o Aggressive Growth Portfolio
     Aetna Index Plus Large Cap VP             o Balanced Portfolio
     Aetna Index Plus Mid Cap VP               o Flexible Income Portfolio
     Aetna Index Plus Small Cap VP             o Growth Portfolio
     Aetna International VP                    o Worldwide Growth Portfolio
     Aetna Legacy VP                           Lexington Emerging Markets Fund, Inc.
     Aetna Money Market VP                     Lexington Natural Resources Trust Fund
     Aetna Real Estate Securities VP           MFS Funds:
     Aetna Small Company VP                    o Global Government Series
     Aetna Value Opportunity VP                o Total Return Series
     AIM V.I. Funds:                           Mitchell Hutchins Series Trust:
     o Capital Appreciation Fund               o Growth & Income Portfolio
     o Growth and Income Fund                  o Small Cap portfolio
     o Growth Fund                             o Tactical Allocation Portfolio
     o Value Fund                              Oppenheimer Funds:
     Alger American Funds:                     o Aggressive Growth Fund/VA
     o Balanced Portfolio                      o Global Securities Fund/VA
     o Income & Growth Portfolio               o Main Street Growth & Income Fund/VA
     o Leveraged AllCap Portfolio              o Strategic Bond Fund/VA
     American Century VP Funds:                 Portfolio Partners, Inc. (PPI):
     o Balanced Fund                           o PPI MFS Emerging Equities Portfolio
     o International Fund                      o PPI MFS Research Growth Portfolio
     Calvert Social Balanced Portfolio         o PPI MFS Value Equity Portfolio
     Federated Insurance Series:               o PPI Scudder International Growth Portfolio
     o American Leaders Fund II                o PPI T. Rowe Price Growth Equity Portfolio
     o Equity Income Fund II
     o Growth Strategies Fund II
     o High Income Bond Fund II
     o International Equity Fund II
     o Prime Money Fund II
     o U.S. Government Securities Fund II
     o Utility Fund II

Variable Annuity Account B

    b. Other
    Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

    c. Federal Income Taxes
    The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

    d. Annuity Reserves
    Annuity reserves held in the Account are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.  Valuation Period Deductions

    Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.  Dividend Income

    On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
    (loss) in the Statement of Operations.

4.  Purchases and Sales of Investments

    The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 1999 aggregated $3,435,456,040 and $1,971,718,606.

Variable Annuity Account B

5.  Supplemental Information to Statements of Operations

-----------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                         Valuation       Proceeds         Cost of
                                                          Period           from         Investments
                                        Dividends        Deductions        Sales           Sold
-----------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation       $1,340,444        ($270,151)     $9,313,006      $8,698,919
-----------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation       26,401,416       (2,291,480)     33,436,167      27,637,858
-----------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation        6,124,925       (1,115,110)     40,901,359      41,151,754
-----------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation        1,502,501         (342,919)      8,948,614       8,113,257
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Annuity contracts in accumulation        7,848,121         (128,073)     19,750,183      23,962,269
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Annuity contracts in accumulation        1,957,571          (74,044)      3,666,266       2,463,747
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Annuity contracts in accumulation        3,756,117       (2,728,466)     32,922,228      32,044,756
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Annuity contracts in accumulation        2,481,190       (1,968,291)      9,474,528       9,239,165
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:
Annuity contracts in accumulation          102,974         (208,523)        522,773         511,829
-----------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series H:
Annuity contracts in accumulation                0             (535)              0               0
-----------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation      207,834,884      (12,198,695)    237,901,365     210,303,160
-----------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation        3,084,013         (580,261)     51,360,082      42,601,164
-----------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Annuity contracts in accumulation           23,128           (2,983)        278,712         305,621
-----------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation        9,509,103       (1,876,028)     67,290,981      54,385,900
-----------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Annuity contracts in accumulation          158,723           (7,101)      5,181,529       5,178,353
-----------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Annuity contracts in accumulation            2,021           (8,247)      1,258,038       1,253,262
-----------------------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation          343,759          (29,531)     12,411,249      11,614,440
-----------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation        1,676,882         (417,080)     10,198,632       9,520,795
-----------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation        7,203,776       (2,397,398)    588,072,224     585,938,903
-----------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation           98,540          (19,120)      1,488,862       1,583,368
-----------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Annuity contracts in accumulation          299,261         (252,577)      9,437,948       8,942,352
-----------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                   Net Unrealized                  Net               Net
                                            Net                  Gain (Loss)                 Change in    Increase (Decrease)
                                         Realized                -----------                Unrealized       in Net Assets
                                        Gain (Loss)       Beginning          End           Gain (Loss)      Resulting from
                                      on Investments       of Year         of Year       on Investments       Operations
-------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation         $614,087         ($204,552)        $483,736         $688,288        $2,372,668
-------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation        5,798,309        13,657,518        6,704,110       (6,953,408)       22,954,837
-------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation         (250,395)         (271,440)      (6,898,223)      (6,626,783)       (1,867,363)
-------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation          835,357           455,992          548,689           92,697         2,087,636
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Annuity contracts in accumulation       (4,212,086)        3,285,620                0       (3,285,620)          222,342
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Annuity contracts in accumulation        1,202,519         2,432,614          786,857       (1,645,757)        1,440,289
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Annuity contracts in accumulation          877,472           (64,824)       9,587,836        9,652,660        11,557,783
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series E:
Annuity contracts in accumulation          235,363                 0       23,410,070       23,410,070        24,158,332
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series G:
Annuity contracts in accumulation           10,944                 0        5,934,910        5,934,910         5,840,305
-------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series H:
Annuity contracts in accumulation                0                 0            2,439            2,439             1,904
-------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation       27,598,205       (14,386,593)     (68,936,164)     (54,549,571)      168,684,823
-------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation        8,758,918         4,054,739        8,580,844        4,526,105        15,788,775
-------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Annuity contracts in accumulation          (26,909)          (38,627)         (16,080)          22,547            15,783
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation       12,905,081         9,544,413       23,757,249       14,212,836        34,750,992
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Annuity contracts in accumulation            3,176            25,068          (42,233)         (67,301)           87,497
-------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Annuity contracts in accumulation            4,776             8,264           96,292           88,028            86,578
-------------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation          796,809            (4,447)         330,445          334,892         1,445,929
-------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation          677,837           230,393          (38,204)        (268,597)        1,669,042
-------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation        2,133,321         1,434,703        1,765,548          330,845         7,270,544
-------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation          (94,506)          (78,505)        (181,523)        (103,018)         (118,104)
-------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Annuity contracts in accumulation          495,596         1,188,423        6,242,096        5,053,673         5,595,953
-------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5.  Supplemental Information to Statements of Operations (continued):

------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                         Valuation      Proceeds       Cost of
                                                           Period         from       Investments
                                         Dividends       Deductions       Sales         Sold
------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation          $797,048       ($226,028)   $7,969,978    $6,860,631
------------------------------------------------------------------------------------------------------
Capital Appreciation Fund:
Annuity contracts in accumulation           199,178         (36,849)    1,961,367     1,742,638
------------------------------------------------------------------------------------------------------
Growth and Income Fund:
Annuity contracts in accumulation           179,109        (106,709)      716,417       632,280
------------------------------------------------------------------------------------------------------
Growth Fund:
Annuity contracts in accumulation           631,309         (62,029)      747,792       656,292
------------------------------------------------------------------------------------------------------
Value Fund:
Annuity contracts in accumulation           629,443        (155,450)    2,307,793     2,034,925
------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:
Annuity contracts in accumulation           454,912         (85,354)    1,556,530     1,053,499
------------------------------------------------------------------------------------------------------
 Income & Growth Portfolio:
Annuity contracts in accumulation           914,221        (222,145)    2,270,282     1,259,702
------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
Annuity contracts in accumulation         1,249,119        (271,946)    3,592,783     1,650,828
------------------------------------------------------------------------------------------------------
American Century VP Funds:
 Balanced Fund:
Annuity contracts in accumulation           683,536         (56,724)    1,675,116     1,632,360
------------------------------------------------------------------------------------------------------
 International Fund:
Annuity contracts in accumulation                 0         (80,728)    1,365,915       995,445
------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation           247,325         (26,165)      406,307       370,404
------------------------------------------------------------------------------------------------------
Federated Insurance Series:
 American Leaders Fund II:
Annuity contracts in accumulation        13,552,341      (1,896,640)   21,302,731    12,295,752
------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
Annuity contracts in accumulation           830,081        (412,745)    4,773,203     3,622,910
------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
Annuity contracts in accumulation                 0        (459,868)    4,243,118     2,328,173
------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
Annuity contracts in accumulation         4,081,257        (651,738)   10,263,690     9,738,521
------------------------------------------------------------------------------------------------------
 International Equity Fund II:
Annuity contracts in accumulation           503,745        (271,182)    3,123,504     1,926,381
------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
Annuity contracts in accumulation           411,869        (127,832)    9,317,264     9,315,041
------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
Annuity contracts in accumulation           733,040        (203,519)    4,193,043     3,940,186
------------------------------------------------------------------------------------------------------
 Utility Fund II:
Annuity contracts in accumulation         2,100,934        (397,724)    5,009,213     3,572,281
------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                  Net Unrealized               Net                Net
                                             Net                Gain (Loss)             Change in     Increase (Decrease)
                                          Realized              -----------            Unrealized        in Net Assets
                                         Gain (Loss)     Beginning         End         Gain (Loss)      Resulting from
                                       on Investments     of Year        of Year     on Investments       Operations
----------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation        $1,109,347      $1,733,031    $2,822,690        $1,089,659       $2,770,026
----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund:
Annuity contracts in accumulation           218,729          19,720     2,111,777         2,092,057        2,473,115
----------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund:
Annuity contracts in accumulation            84,137          17,765     3,746,947         3,729,182        3,885,719
----------------------------------------------------------------------------------------------------------------------------
Growth Fund:
Annuity contracts in accumulation            91,500          12,342     2,711,961         2,699,619        3,360,399
----------------------------------------------------------------------------------------------------------------------------
Value Fund:
Annuity contracts in accumulation           272,868          22,553     4,671,998         4,649,445        5,396,306
----------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:                        503,031       1,582,996     2,168,767           585,771        1,458,360
----------------------------------------------------------------------------------------------------------------------------
 Income & Growth Portfolio:
Annuity contracts in accumulation         1,010,580       4,215,812     8,170,558         3,954,746        5,657,402
----------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
Annuity contracts in accumulation         1,941,955       6,533,437    15,044,425         8,510,988       11,430,116
----------------------------------------------------------------------------------------------------------------------------
American Century VP Funds:
 Balanced Fund:
Annuity contracts in accumulation            42,756         487,853       113,895          (373,958)         295,610
----------------------------------------------------------------------------------------------------------------------------
 International Fund:
Annuity contracts in accumulation           370,470         743,148     3,420,828         2,677,680        2,967,422
----------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation            35,903          14,930         8,210            (6,720)         250,343
----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series:
 American Leaders Fund II:
Annuity contracts in accumulation         9,006,979      37,231,660    23,291,163       (13,940,497)       6,722,183
----------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
Annuity contracts in accumulation         1,150,293       3,973,133     6,982,904         3,009,771        4,577,400
----------------------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
Annuity contracts in accumulation         1,914,945       5,244,563    22,782,494        17,537,931       18,993,008
----------------------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
Annuity contracts in accumulation           525,169       2,714,767      (768,082)       (3,482,849)         471,839
----------------------------------------------------------------------------------------------------------------------------
 International Equity Fund II:
Annuity contracts in accumulation         1,197,123       3,819,534    15,689,012        11,869,478       13,299,164
----------------------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
Annuity contracts in accumulation             2,223           2,223             0            (2,223)         284,037
----------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
Annuity contracts in accumulation           252,857       1,013,377       (71,689)       (1,085,066)        (302,688)
----------------------------------------------------------------------------------------------------------------------------
 Utility Fund II:
Annuity contracts in accumulation         1,436,932       7,053,257     3,900,529        (3,152,728)         (12,586)
----------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5.  Supplemental Information to Statements of Operations (continued):

----------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                 Valuation       Proceeds        Cost of
                                                                  Period           from        Investments
                                                 Dividends      Deductions         Sales          Sold
----------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
 Equity-Income Portfolio:
Annuity contracts in accumulation                $8,367,628     ($2,573,916)    $30,786,251    $23,310,042
----------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                16,174,596      (2,218,187)     15,856,150     10,078,861
----------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
Annuity contracts in accumulation                 5,027,115        (781,519)     15,051,314     17,531,702
----------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
Annuity contracts in accumulation                   639,927        (217,131)     17,051,576     15,470,272
----------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Annuity contracts in accumulation                 1,521,294        (290,423)      3,958,472      3,549,278
----------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Annuity contracts in accumulation                 6,677,923      (2,522,798)     42,148,010     26,560,684
----------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Annuity contracts in accumulation                 2,351,381      (2,155,269)     61,376,663     41,833,912
----------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
Annuity contracts in accumulation                   278,742         (67,977)      1,529,299      1,459,169
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Annuity contracts in accumulation                 4,328,099      (1,464,290)    180,428,933    153,089,375
----------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
Annuity contracts in accumulation                 3,289,917      (1,574,299)      7,838,806      4,594,554
----------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Annuity contracts in accumulation                 1,403,262        (265,146)      9,325,969      9,178,770
----------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                   990,849      (1,633,385)     22,246,086     14,336,557
----------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation                   538,521      (3,924,479)     85,749,085     54,113,435
----------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.:
Annuity contracts in accumulation                     8,564         (22,933)        463,764        730,052
----------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                    20,628         (42,793)      1,388,088      1,704,273
----------------------------------------------------------------------------------------------------------------
MFS Funds:
 Global Government Series: (1)
Annuity contracts in accumulation                   103,104         (25,617)      1,099,699      1,092,429
----------------------------------------------------------------------------------------------------------------
 Total Return Series:
Annuity contracts in accumulation                 2,209,450        (612,684)      5,002,849      3,909,198
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                            Net Unrealized                Net
                                                      Net                 Gain (Loss)              Change in
                                                   Realized               -----------             Unrealized
                                                  Gain (Loss)      Beginning         End          Gain (Loss)
                                                on Investments      of Year        of Year      on Investments
--------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
 Equity-Income Portfolio:
Annuity contracts in accumulation                  $7,476,209     $22,859,546    $17,824,133      $(5,035,413)
--------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                   5,777,289      33,940,400     67,658,735       33,718,335
--------------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
Annuity contracts in accumulation                  (2,480,388)     (4,425,686)    (2,606,690)       1,818,996
--------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
Annuity contracts in accumulation                   1,581,304         669,980      4,814,866        4,144,886
--------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Annuity contracts in accumulation                     409,194       1,633,427      1,897,225          263,798
--------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Annuity contracts in accumulation                  15,587,326      35,201,475     56,818,405       21,616,930
--------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Annuity contracts in accumulation                  19,542,751      25,538,020     32,900,456        7,362,436
--------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
Annuity contracts in accumulation                      70,130         478,048         75,103         (402,945)
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Annuity contracts in accumulation                  27,339,558       8,106,849    100,137,615       92,030,766
--------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
Annuity contracts in accumulation                   3,244,252      15,241,071     40,182,173       24,941,102
--------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Annuity contracts in accumulation                     147,199         255,193       (999,230)      (1,254,423)
--------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                   7,909,529      12,281,148     56,878,486       44,597,338
--------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation                  31,635,650      37,241,442    183,495,928      146,254,486
--------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.:
Annuity contracts in accumulation                    (266,288)     (1,196,659)       579,071        1,775,730
--------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                    (316,185)     (1,266,269)      (494,145)         772,124
--------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Global Government Series: (1)
Annuity contracts in accumulation                       7,270         102,292        (52,025)        (154,317)
--------------------------------------------------------------------------------------------------------------------
 Total Return Series:
Annuity contracts in accumulation                   1,093,651       3,834,735      1,850,808       (1,983,927)
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------
Year Ended December 31, 1999                            Net
                                                Increase (Decrease)
                                                   in Net Assets
                                                  Resulting from
                                                    Operations
-----------------------------------------------------------------------
Fidelity Variable Insurance Products Fund:
 Equity-Income Portfolio:
Annuity contracts in accumulation                    $8,234,508
-----------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                    53,452,033
-----------------------------------------------------------------------
 High Income Portfolio:
Annuity contracts in accumulation                     3,584,204
-----------------------------------------------------------------------
 Overseas Portfolio:
Annuity contracts in accumulation                     6,148,986
-----------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Annuity contracts in accumulation                     1,903,863
-----------------------------------------------------------------------
 Contrafund Portfolio:
Annuity contracts in accumulation                    41,359,381
-----------------------------------------------------------------------
 Index 500 Portfolio:
Annuity contracts in accumulation                    27,101,299
-----------------------------------------------------------------------
 Investment Grade Bond Portfolio:
Annuity contracts in accumulation                      (122,050)
-----------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Annuity contracts in accumulation                   122,234,133
-----------------------------------------------------------------------
 Balanced Portfolio:
Annuity contracts in accumulation                    29,900,972
-----------------------------------------------------------------------
 Flexible Income Portfolio:
Annuity contracts in accumulation                        30,892
-----------------------------------------------------------------------
 Growth Portfolio:
Annuity contracts in accumulation                    51,864,331
-----------------------------------------------------------------------
 Worldwide Growth Portfolio:
Annuity contracts in accumulation                   174,504,178
-----------------------------------------------------------------------
Lexington Emerging Markets Fund, Inc.:
Annuity contracts in accumulation                     1,495,073
-----------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                       433,774
-----------------------------------------------------------------------
MFS Funds:
 Global Government Series: (1)
Annuity contracts in accumulation                       (69,560)
-----------------------------------------------------------------------
 Total Return Series:
Annuity contracts in accumulation                       706,490
-----------------------------------------------------------------------

Variable Annuity Account B

5.  Supplemental Information to Statements of Operations (continued):

------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                  Valuation          Proceeds          Cost of
                                                                    Period             from          Investments
                                                 Dividends        Deductions          Sales              Sold
------------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Series Trust:
 Growth & Income Portfolio:
Annuity contracts in accumulation                        $3           $(2,950)         $134,571          $132,047
------------------------------------------------------------------------------------------------------------------------
 Small Cap Portfolio:
Annuity contracts in accumulation                     5,932              (761)            1,608             1,675
------------------------------------------------------------------------------------------------------------------------
 Tactical Allocation Portfolio:
Annuity contracts in accumulation                   473,308           (12,484)          259,982           250,453
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Aggressive Growth Fund/VA: (2)
Annuity contracts in accumulation                         0          (228,766)       29,784,999        24,129,999
------------------------------------------------------------------------------------------------------------------------
 Global Securities Fund/VA: (3)
Annuity contracts in accumulation                   280,254           (94,735)        6,574,995         4,790,427
------------------------------------------------------------------------------------------------------------------------
 Main Street Growth & Income Fund/VA: (4)
Annuity contracts in accumulation                   454,029          (588,876)        5,827,992         5,360,308
------------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (5)
Annuity contracts in accumulation                   786,643          (214,526)        4,087,701         4,296,040
------------------------------------------------------------------------------------------------------------------------
Portfolio Partners,Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                 1,395,386        (1,803,211)       69,154,424        53,471,073
------------------------------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                   179,933        (1,192,525)       22,188,694        17,498,425
------------------------------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                 1,111,624          (447,967)        6,884,756         4,709,438
------------------------------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                 1,024,592          (243,925)       75,090,895        65,822,845
------------------------------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                 2,862,703        (1,607,370)       19,816,183        14,545,431
------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B               $372,453,223     ($ 59,498,930)   $1,971,718,606    $1,728,629,845
========================================================================================================================

----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                             Net Unrealized                 Net
                                                     Net                  Gain (Loss)                Change in
                                                  Realized                -----------               Unrealized
                                                 Gain (Loss)       Beginning           End          Gain (Loss)
                                               on Investments       of Year          of Year      on Investments
----------------------------------------------------------------------------------------------------------------------
Mitchell Hutchins Series Trust:
 Growth & Income Portfolio:
Annuity contracts in accumulation                     $2,524               $0          $74,102          $74,102
----------------------------------------------------------------------------------------------------------------------
 Small Cap Portfolio:
Annuity contracts in accumulation                        (67)               0            9,469            9,469
----------------------------------------------------------------------------------------------------------------------
 Tactical Allocation Portfolio:
Annuity contracts in accumulation                      9,529                0           35,469           35,469
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Aggressive Growth Fund/VA: (2)
Annuity contracts in accumulation                  5,655,000        1,243,228        8,288,775        7,045,547
----------------------------------------------------------------------------------------------------------------------
 Global Securities Fund/VA: (3)
Annuity contracts in accumulation                  1,784,568          786,005        2,312,761        1,526,756
----------------------------------------------------------------------------------------------------------------------
 Main Street Growth & Income Fund/VA: (4)
Annuity contracts in accumulation                    467,684         (435,824)       7,488,511        7,924,335
----------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (5)
Annuity contracts in accumulation                   (208,339)          47,663          (12,690)         (60,353)
----------------------------------------------------------------------------------------------------------------------
Portfolio Partners,Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                 15,683,351       19,423,983       64,359,069       44,935,086
----------------------------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                  4,690,269       11,016,482       26,374,011       15,357,529
----------------------------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                  2,175,318        3,770,053       17,014,014       13,243,961
----------------------------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                  9,268,050          863,502        3,641,431        2,777,929
----------------------------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                  5,270,752       24,891,619       40,800,081       15,908,462
----------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account B                $243,088,761     $349,806,583     $860,262,998     $510,456,415
======================================================================================================================

----------------------------------------------------------------------
Year Ended December 31, 1999                           Net
                                               Increase (Decrease)
                                                  in Net Assets
                                                 Resulting from
                                                   Operations
----------------------------------------------------------------------
Mitchell Hutchins Series Trust:
 Growth & Income Portfolio:
Annuity contracts in accumulation                       $73,679
----------------------------------------------------------------------
 Small Cap Portfolio:
Annuity contracts in accumulation                        14,573
----------------------------------------------------------------------
 Tactical Allocation Portfolio:
Annuity contracts in accumulation                       505,822
----------------------------------------------------------------------
Oppenheimer Funds:
 Aggressive Growth Fund/VA: (2)
Annuity contracts in accumulation                    12,471,781
----------------------------------------------------------------------
 Global Securities Fund/VA: (3)
Annuity contracts in accumulation                     3,496,843
----------------------------------------------------------------------
 Main Street Growth & Income Fund/VA: (4)
Annuity contracts in accumulation                     8,257,172
----------------------------------------------------------------------
 Strategic Bond Fund/VA: (5)
Annuity contracts in accumulation                       303,425
----------------------------------------------------------------------
Portfolio Partners,Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                    60,210,612
----------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                    19,035,206
----------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                    16,082,936
----------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                    12,826,646
----------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                    22,434,547
----------------------------------------------------------------------
Total Variable Annuity Account B                 $1,066,499,469
======================================================================

(1) - Effective May 1, 1999, MFS Worldwide Government Series name changed to MFS Global Government Series.
(2) - Effective May 1, 1999, Oppenheimer Aggressive Growth Fund/OVAF's name changed to Oppenheimer Aggressive Growth Fund/VA.
(3) - Effective May 1, 1999, Oppenheimer Global Securities Fund/OVAF's name changed to Oppenheimer Global Securities Fund/VA.
(4) - Effective May 1, 1999, Oppenheimer Growth and Income Fund/OVAF's name changed to Oppenheimer Main Street Growth and Income Fund/VA.
(5) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund/OVAF's name changed to Oppenheimer Strategic Bond Fund/VA.

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets

----------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                   Net
                                                              Net           Change in
                                             Net           Realized        Unrealized
                                          Investment      Gain (Loss)      Gain (Loss)
                                            Income      on Investments   on Investments
----------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation         $1,070,293        $614,087          $688,288
----------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation         24,109,936       5,798,309        (6,953,408)
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation          5,009,815        (250,395)       (6,626,783)
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation          1,159,582         835,357            92,697
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation          7,720,048      (4,212,086)       (3,285,620)
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation          1,883,527       1,202,519        (1,645,757)
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation          1,027,651         877,472         9,652,660
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series E:
 Annuity contracts in accumulation            512,899         235,363        23,410,070
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series G:
 Annuity contracts in accumulation           (105,549)         10,944         5,934,910
----------------------------------------------------------------------------------------
 Aetna Get Fund, Series H:
 Annuity contracts in accumulation               (535)              0             2,439
----------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation        195,636,189      27,598,205       (54,549,571)
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation          2,503,752       8,758,918         4,526,105
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna High Yield VP:
 Annuity contracts in accumulation             20,145         (26,909)           22,547
----------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation          7,633,075      12,905,081        14,212,836
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP:
 Annuity contracts in accumulation            151,622           3,176           (67,301)
----------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP:
 Annuity contracts in accumulation             (6,226)          4,776            88,028
----------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation            314,228         796,809           334,892
 Annuity contracts in payment period
----------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation          1,259,802         677,837          (268,597)
 Annuity contracts in payment period
----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Year Ended December 31, 1999                    Net
                                        Increase (Decrease)           Net Assets
                                           in Net Assets              ----------
                                             from Unit         Beginning         End
                                           Transactions         of Year        of Year
-----------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation           ($7,289,731)     $24,898,190    $19,981,127
-----------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation           (10,869,045)     176,154,146    180,920,898
 Annuity contracts in payment period                           18,758,905     26,077,945
-----------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation            10,606,260       85,100,187     93,390,139
 Annuity contracts in payment period                            5,213,758      5,662,703
-----------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation            (6,748,440)      28,289,880     23,405,948
 Annuity contracts in payment period                            1,317,322      1,540,450
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation           (19,622,110)      19,399,768              0
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation            (3,591,840)       9,276,019      7,124,468
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation            75,168,020       89,907,126    176,632,929
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series E:
 Annuity contracts in accumulation           357,540,044                0    381,698,376
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series G:
 Annuity contracts in accumulation           206,014,754                0    211,855,059
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series H:
 Annuity contracts in accumulation             1,725,051                0      1,726,955
-----------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation          (106,172,195)     955,586,320    980,638,280
 Annuity contracts in payment period                          155,197,661    192,658,329
-----------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation            25,546,818       28,467,187     66,260,594
 Annuity contracts in payment period                            1,199,857      4,742,043
-----------------------------------------------------------------------------------------
 Aetna High Yield VP:
 Annuity contracts in accumulation                  (487)         230,386        245,682
-----------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation           117,244,893       85,248,495    198,210,089
 Annuity contracts in payment period                            1,829,647     40,863,938
-----------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP:
 Annuity contracts in accumulation               403,520          375,745        866,762
-----------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP:
 Annuity contracts in accumulation              (145,065)         969,800        911,313
-----------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation             1,562,914        1,528,847      4,434,269
 Annuity contracts in payment period                                2,086        105,507
-----------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation            (7,254,086)      32,331,905     26,597,646
 Annuity contracts in payment period                            2,822,843      2,972,058
-----------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

---------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                  Net
                                                             Net           Change in
                                             Net          Realized        Unrealized
                                         Investment      Gain (Loss)      Gain (Loss)
                                           Income      on Investments   on Investments
---------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation       $4,806,378      $2,133,321           $330,845
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation           79,420         (94,506)          (103,018)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation           46,684         495,596          5,053,673
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation          571,020       1,109,347          1,089,659
---------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation          162,329         218,729          2,092,057
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation           72,400          84,137          3,729,182
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation          569,280          91,500          2,699,619
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation          473,993         272,868          4,649,445
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Alger American Funds:
  Balanced Portfolio:
 Annuity contracts in accumulation          369,558         503,031            585,771
---------------------------------------------------------------------------------------
  Income & Growth Portfolio:
 Annuity contracts in accumulation          692,076       1,010,580          3,954,746
---------------------------------------------------------------------------------------
  Leveraged AllCap Portfolio:
 Annuity contracts in accumulation          977,173       1,941,955          8,510,988
---------------------------------------------------------------------------------------
 American Century VP Funds:
  Balanced Fund:
 Annuity contracts in accumulation          626,812          42,756           (373,958)
---------------------------------------------------------------------------------------
  International Fund:
 Annuity contracts in accumulation          (80,728)        370,470          2,677,680
---------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation          221,160          35,903             (6,720)
---------------------------------------------------------------------------------------
 Federated Insurance Series:
  American Leaders Fund II:
 Annuity contracts in accumulation       11,655,701       9,006,979        (13,940,497)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Equity Income Fund II:
 Annuity contracts in accumulation          417,336       1,150,293          3,009,771
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
  Growth Strategies Fund II:
 Annuity contracts in accumulation         (459,868)      1,914,945         17,537,931
---------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Year Ended December 31, 1999                    Net
                                        Increase (Decrease)            Net Assets
                                           in Net Assets               ----------
                                             from Unit         Beginning          End
                                           Transactions         of Year         of Year
-------------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation           $58,499,955     $149,772,871    $214,710,443
 Annuity contracts in payment period                              229,509       1,062,436
-------------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation             1,076,287          965,259       1,925,817
 Annuity contracts in payment period                               16,278          13,903
-------------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation             1,501,029       18,295,242      25,125,952
 Annuity contracts in payment period                              197,498         463,770
-------------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation            (4,540,412)      18,689,212      16,918,826
-------------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation             7,199,232          298,792       9,923,942
 Annuity contracts in payment period                                    0          47,197
-------------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation            19,382,908          221,558      22,700,889
 Annuity contracts in payment period                                    0         789,296
-------------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation            15,273,804          296,860      18,608,980
 Annuity contracts in payment period                                    0         322,083
-------------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation            35,726,392          703,970      40,884,392
 Annuity contracts in payment period                                    0         942,276
-------------------------------------------------------------------------------------------
 Alger American Funds:
  Balanced Portfolio:
 Annuity contracts in accumulation            (1,430,177)       6,185,618       6,213,801
-------------------------------------------------------------------------------------------
  Income & Growth Portfolio:
 Annuity contracts in accumulation            (2,033,469)      15,463,737      19,087,670
-------------------------------------------------------------------------------------------
  Leveraged AllCap Portfolio:
 Annuity contracts in accumulation            (3,289,670)      16,971,895      25,112,341
-------------------------------------------------------------------------------------------
 American Century VP Funds:
  Balanced Fund:
 Annuity contracts in accumulation            (1,575,541)       4,732,298       3,452,367
-------------------------------------------------------------------------------------------
  International Fund:
 Annuity contracts in accumulation            (1,259,618)       5,791,227       7,499,031
-------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation               380,705        1,958,082       2,589,130
-------------------------------------------------------------------------------------------
 Federated Insurance Series:
  American Leaders Fund II:
 Annuity contracts in accumulation           (16,005,273)     134,398,144     125,105,874
 Annuity contracts in payment period                               51,858          61,038
-------------------------------------------------------------------------------------------
  Equity Income Fund II:
 Annuity contracts in accumulation            (2,848,736)      28,656,460      30,384,515
 Annuity contracts in payment period                                7,576           8,185
-------------------------------------------------------------------------------------------
  Growth Strategies Fund II:
 Annuity contracts in accumulation               234,105       27,450,515      46,677,628
-------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

-------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                            Net
                                                                       Net           Change in
                                                      Net           Realized        Unrealized
                                                   Investment      Gain (Loss)      Gain (Loss)
                                                     Income      on Investments   on Investments
-------------------------------------------------------------------------------------------------
  High Income Bond Fund II:
 Annuity contracts in accumulation                  $3,429,519        $525,169      $(3,482,849)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
  International Equity Fund II:
 Annuity contracts in accumulation                     232,563       1,197,123       11,869,478
-------------------------------------------------------------------------------------------------
  Prime Money Fund II:
 Annuity contracts in accumulation                     284,037           2,223           (2,223)
-------------------------------------------------------------------------------------------------
  U.S. Government Securities Fund II:
 Annuity contracts in accumulation                     529,521         252,857       (1,085,066)
-------------------------------------------------------------------------------------------------
  Utility Fund II:
 Annuity contracts in accumulation                   1,703,210       1,436,932       (3,152,728)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation                   5,793,712       7,476,209       (5,035,413)
-------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                  13,956,409       5,777,289       33,718,335
-------------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation                   4,245,596      (2,480,388)       1,818,996
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation                     422,796       1,581,304        4,144,886
-------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation                   1,230,871         409,194          263,798
-------------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation                   4,155,125      15,587,326       21,616,930
-------------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation                     196,112      19,542,751        7,362,436
-------------------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                     210,765          70,130         (402,945)
-------------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation                   2,863,809      27,339,558       92,030,766
-------------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation                   1,715,618       3,244,252       24,941,102
-------------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation                   1,138,116         147,199       (1,254,423)
-------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                    (642,536)      7,909,529       44,597,338
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation                  (3,385,958)     31,635,650      146,254,486
 Annuity contracts in payment period
-------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund, Inc.:
 Annuity contracts in accumulation                     (14,369)       (266,288)       1,775,730
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                             Net
                                                 Increase (Decrease)           Net Assets
                                                    in Net Assets              ----------
                                                      from Unit         Beginning         End
                                                    Transactions         of Year        of Year
--------------------------------------------------------------------------------------------------
  High Income Bond Fund II:
 Annuity contracts in accumulation                   $(8,553,264)      $49,887,731    $41,788,490
 Annuity contracts in payment period                                             0         17,816
--------------------------------------------------------------------------------------------------
  International Equity Fund II:
 Annuity contracts in accumulation                    (1,894,959)       17,521,464     28,925,669
--------------------------------------------------------------------------------------------------
  Prime Money Fund II:
 Annuity contracts in accumulation                       306,114         8,067,320      8,657,471
--------------------------------------------------------------------------------------------------
  U.S. Government Securities Fund II:
 Annuity contracts in accumulation                    (2,937,725)       16,054,824     12,814,411
--------------------------------------------------------------------------------------------------
  Utility Fund II:
 Annuity contracts in accumulation                    (3,766,513)       30,329,937     26,498,835
 Annuity contracts in payment period                                         7,667         59,670
--------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation                     7,411,679       176,108,721    191,754,908
--------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                    17,013,720       138,516,768    208,982,521
--------------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation                     9,278,961        49,328,098     61,938,947
 Annuity contracts in payment period                                       503,361        755,677
--------------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation                    (3,946,889)       17,886,843     20,088,940
--------------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation                      (799,139)       20,414,738     21,519,462
--------------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation                    30,664,230       162,974,413    234,998,024
--------------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation                     1,630,498       141,735,838    170,467,635
--------------------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                    (1,453,541)        5,695,641      4,120,050
--------------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation                    95,062,093        57,368,774    274,665,000
--------------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation                    83,194,454        72,228,489    185,323,915
--------------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation                    (1,081,920)       20,633,439     19,582,411
--------------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation                   101,412,913        68,058,273    213,572,309
 Annuity contracts in payment period                                     1,585,189      9,348,397
--------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation                    59,587,939       243,902,115    470,413,281
 Annuity contracts in payment period                                     3,724,747     11,305,698
--------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund, Inc.:
 Annuity contracts in accumulation                      (430,469)        1,509,423      2,574,027
--------------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                          Net
                                                                     Net           Change in
                                                    Net           Realized        Unrealized
                                                 Investment      Gain (Loss)      Gain (Loss)
                                                   Income      on Investments   on Investments
-----------------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                 $(22,165)       $(316,185)        $772,124
-----------------------------------------------------------------------------------------------
 MFS Funds:
  Global Government Series: (1)
 Annuity contracts in accumulation                   77,487            7,270         (154,317)
-----------------------------------------------------------------------------------------------
  Total Return Series:
 Annuity contracts in accumulation                1,596,766        1,093,651       (1,983,927)
-----------------------------------------------------------------------------------------------
 Mitchell Hutchins Series Trust:
  Growth & Income Portfolio:
 Annuity contracts in accumulation                   (2,947)           2,524           74,102
-----------------------------------------------------------------------------------------------
  Small Cap Portfolio:
 Annuity contracts in accumulation                    5,171              (67)           9,469
-----------------------------------------------------------------------------------------------
  Tactical Allocation Portfolio:
 Annuity contracts in accumulation                  460,824            9,529           35,469
-----------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund/VA: (2)
 Annuity contracts in accumulation                 (228,766)       5,655,000        7,045,547
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  Global Securities Fund/VA: (3)
 Annuity contracts in accumulation                  185,519        1,784,568        1,526,756
-----------------------------------------------------------------------------------------------
  Main Street Growth & Income Fund/VA: (4)
 Annuity contracts in accumulation                 (134,847)         467,684        7,924,335
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  Strategic Bond Fund/VA: (5)
 Annuity contracts in accumulation                  572,117         (208,339)         (60,353)
 Annuity contracts in payment period                      0                0                0
-----------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                 (407,825)      15,683,351       44,935,086
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation               (1,012,592)       4,690,269       15,357,529
-----------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                  663,657        2,175,318       13,243,961
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                  780,667        9,268,050        2,777,929
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                1,255,333        5,270,752       15,908,462
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  Total Variable Annuity Account B             $312,954,293     $243,088,761     $510,456,415
===============================================================================================

------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                           Net
                                               Increase (Decrease)              Net Assets
                                                  in Net Assets                 ----------
                                                    from Unit          Beginning            End
                                                  Transactions          of Year           of Year
------------------------------------------------------------------------------------------------------
  Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                  $(1,219,704)        $3,954,893        $3,168,963
------------------------------------------------------------------------------------------------------
  MFS Funds:
 Global Government Series: (1)
 Annuity contracts in accumulation                     (301,164)         2,014,138         1,643,414
------------------------------------------------------------------------------------------------------
  Total Return Series:
 Annuity contracts in accumulation                   11,945,226         38,137,728        50,789,444
------------------------------------------------------------------------------------------------------
 Mitchell Hutchins Series Trust:
  Growth & Income Portfolio:
 Annuity contracts in accumulation                      736,277                  0           809,956
------------------------------------------------------------------------------------------------------
  Small Cap Portfolio:
 Annuity contracts in accumulation                      157,949                  0           172,522
------------------------------------------------------------------------------------------------------
  Tactical Allocation Portfolio:
 Annuity contracts in accumulation                    6,858,373                  0         7,364,195
------------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund/VA: (2)
 Annuity contracts in accumulation                    6,541,844         11,917,723        29,291,524
 Annuity contracts in payment period                                             0         1,639,824
------------------------------------------------------------------------------------------------------
  Global Securities Fund/VA: (3)
 Annuity contracts in accumulation                   (1,636,196)         7,653,101         9,513,748
------------------------------------------------------------------------------------------------------
  Main Street Growth & Income Fund/VA: (4)
 Annuity contracts in accumulation                   12,915,912         35,193,209        56,214,303
 Annuity contracts in payment period                                             0           151,990
------------------------------------------------------------------------------------------------------
  Strategic Bond Fund/VA: (5)
 Annuity contracts in accumulation                    6,368,812         12,897,019        19,569,256
 Annuity contracts in payment period                     27,229            201,581           228,810
------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                   (9,039,734)       131,150,274       181,712,440
 Annuity contracts in payment period                                       922,555         1,531,267
------------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                   (5,108,995)        88,610,687       102,536,898
------------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   10,888,326         27,062,849        53,173,898
 Annuity contracts in payment period                                       903,680         1,763,893
------------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                    5,029,371         17,577,310        35,328,550
 Annuity contracts in payment period                                        18,946           123,723
------------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                  (14,489,363)       118,791,854       126,069,747
 Annuity contracts in payment period                                        56,523           723,814
------------------------------------------------------------------------------------------------------
 Total Variable Annuity Account B                $1,150,783,141     $3,956,568,422    $6,173,851,032
======================================================================================================

(1) - Effective May 1, 1999, MFS Worldwide Government Series name changed to MFS Global Government Series.
(2) - Effective May 1, 1999, Oppenheimer Aggressive Growth Fund/OVAF's name changed to Oppenheimer Aggressive Growth Fund/VA.
(3) - Effective May 1, 1999, Oppenheimer Global Securities Fund/OVAF's name changed to Oppenheimer Global Securities Fund/VA.
(4) - Effective May 1, 1999, Oppenheimer Growth and Income Fund/OVAF's name changed to Oppenheimer Main Street Growth and Income Fund/VA.
(5) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund/OVAF's name changed to Oppenheimer Strategic Bond Fund/VA.

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                    Net
                                                               Net           Change in
                                              Net           Realized        Unrealized
                                           Investment      Gain (Loss)      Gain (Loss)
                                             Income      on Investments   on Investments
-----------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation            $878,477        $871,974      ($1,238,982)
-----------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation          28,982,565       4,413,800       (7,474,240)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation           4,385,261       2,012,976       (1,053,158)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation             792,688         438,508         (248,169)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation           4,701,182       1,466,703       (2,909,123)
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation             974,026       1,329,280          288,064
-----------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation             284,442              60          (64,824)
-----------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation         183,021,214      29,084,074      (82,062,430)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation            (127,836)       (347,867)       4,999,810
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna High Yield VP: (7)
 Annuity contracts in accumulation              21,541              42          (38,627)
-----------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (8)
 Annuity contracts in accumulation           3,193,925       3,120,964        8,202,029
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP: (9)
 Annuity contracts in accumulation              17,150          (7,168)          25,068
-----------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP: (10)
 Annuity contracts in accumulation              36,190         (33,035)           8,264
-----------------------------------------------------------------------------------------
 Aetna International VP: (11)
 Annuity contracts in accumulation              72,618         (50,060)          (4,447)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Legacy VP: (12)
 Annuity contracts in accumulation           1,112,714         509,928         (325,629)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Money Market VP: (13)
 Annuity contracts in accumulation           4,609,417         958,394            4,835
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (14)
 Annuity contracts in accumulation              45,121         (25,500)         (78,505)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------
 Aetna Small Company VP: (15)
 Annuity contracts in accumulation             (18,206)     (1,755,032)       1,488,099
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Year Ended December 31, 1998                     Net
                                         Increase (Decrease)           Net Assets
                                            in Net Assets              ----------
                                              from Unit         Beginning         End
                                            Transactions         of Year        of Year
------------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation             $3,942,985      $20,443,736    $24,898,190
------------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation              6,148,805      150,761,384    176,154,146
 Annuity contracts in payment period                            12,080,737     18,758,905
------------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation             12,050,394       69,236,488     85,100,187
 Annuity contracts in payment period                             3,681,984      5,213,758
------------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation              8,303,550       20,250,904     28,289,880
 Annuity contracts in payment period                                69,721      1,317,322
------------------------------------------------------------------------------------------
 Aetna Get Fund, Series B:
 Annuity contracts in accumulation             (4,718,918)      20,859,924     19,399,768
------------------------------------------------------------------------------------------
 Aetna Get Fund, Series C:
 Annuity contracts in accumulation             (4,244,458)      10,929,107      9,276,019
------------------------------------------------------------------------------------------
 Aetna Get Fund, Series D:
 Annuity contracts in accumulation             89,687,448                0     89,907,126
------------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation            (42,142,027)     892,006,381    955,586,320
 Annuity contracts in payment period                           130,876,769    155,197,661
------------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation             21,924,027        3,210,344     28,467,187
 Annuity contracts in payment period                                 8,566      1,199,857
------------------------------------------------------------------------------------------
 Aetna High Yield VP: (7)
 Annuity contracts in accumulation                247,430                0        230,386
------------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (8)
 Annuity contracts in accumulation             44,321,436       28,074,705     85,248,495
 Annuity contracts in payment period                               165,083      1,829,647
------------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP: (9)
 Annuity contracts in accumulation                340,695                0        375,745
------------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP: (10)
 Annuity contracts in accumulation                958,381                0        969,800
------------------------------------------------------------------------------------------
 Aetna International VP: (11)
 Annuity contracts in accumulation              1,512,822                0      1,528,847
 Annuity contracts in payment period                                     0          2,086
------------------------------------------------------------------------------------------
 Aetna Legacy VP: (12)
 Annuity contracts in accumulation             13,863,127       18,710,015     32,331,905
 Annuity contracts in payment period                             1,284,593      2,822,843
------------------------------------------------------------------------------------------
 Aetna Money Market VP: (13)
 Annuity contracts in accumulation             19,490,597      124,939,137    149,772,871
 Annuity contracts in payment period                                     0        229,509
------------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (14)
 Annuity contracts in accumulation              1,040,421                0        965,259
 Annuity contracts in payment period                                     0         16,278
------------------------------------------------------------------------------------------
 Aetna Small Company VP: (15)
 Annuity contracts in accumulation             12,670,750        6,059,783     18,295,242
 Annuity contracts in payment period                                47,346        197,498
------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

--------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                 Net
                                                            Net           Change in
                                            Net          Realized        Unrealized
                                         Investment     Gain (Loss)      Gain (Loss)
                                           Income    on Investments   on Investments
--------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (16)
 Annuity contracts in accumulation          $32,768        $(95,362)      $2,278,113
--------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation            4,604           2,342           19,720
--------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation            2,446           3,734           17,765
--------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation            9,531           3,714           12,342
--------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation           24,489           5,144           22,553
--------------------------------------------------------------------------------------
 Alger American Funds:
  Balanced Portfolio:
 Annuity contracts in accumulation          404,757         212,710          891,394
--------------------------------------------------------------------------------------
  Income & Growth Portfolio:
 Annuity contracts in accumulation        1,261,633       1,121,965        1,506,757
--------------------------------------------------------------------------------------
  Leveraged AllCap Portfolio:
 Annuity contracts in accumulation          428,467       1,178,197        4,993,194
--------------------------------------------------------------------------------------
 American Century Investments:
  Balanced Fund:
 Annuity contracts in accumulation          528,065          61,039           25,474
--------------------------------------------------------------------------------------
  International Fund:
 Annuity contracts in accumulation          304,847         243,131          381,327
--------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation          127,415         119,256          (44,356)
--------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation        6,762,670       4,643,346        3,051,873
--------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation        9,878,072       5,383,950       19,355,887
--------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation        4,018,324        (478,695)      (7,148,373)
 Annuity contracts in payment period
--------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation          820,880         787,883          209,050
--------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation        1,361,761         264,591          495,725
--------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation        4,885,888      11,863,324       16,999,643
--------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation        1,707,451       8,567,398       14,655,179
--------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio:
 Annuity contracts in accumulation          254,649          90,675           90,888
--------------------------------------------------------------------------------------

Year Ended December 31, 1998                    Net
                                        Increase (Decrease)            Net Assets
                                           in Net Assets               ----------
                                             from Unit         Beginning          End
                                           Transactions         of Year         of Year
------------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (16)
 Annuity contracts in accumulation          $12,561,099         $3,912,594    $18,689,212
------------------------------------------------------------------------------------------
 AIM V.I. Funds:
  Capital Appreciation Fund:
 Annuity contracts in accumulation              272,126                  0        298,792
------------------------------------------------------------------------------------------
  Growth and Income Fund:
 Annuity contracts in accumulation              197,613                  0        221,558
------------------------------------------------------------------------------------------
  Growth Fund:
 Annuity contracts in accumulation              271,273                  0        296,860
------------------------------------------------------------------------------------------
  Value Fund:
 Annuity contracts in accumulation              651,784                  0        703,970
------------------------------------------------------------------------------------------
 Alger American Funds:
  Balanced Portfolio:
 Annuity contracts in accumulation             (979,394)         5,656,151      6,185,618
------------------------------------------------------------------------------------------
  Income & Growth Portfolio:
 Annuity contracts in accumulation           (2,575,078)        14,148,460     15,463,737
------------------------------------------------------------------------------------------
  Leveraged AllCap Portfolio:
 Annuity contracts in accumulation           (3,907,972)        14,280,009     16,971,895
------------------------------------------------------------------------------------------
 American Century Investments:
  Balanced Fund:
 Annuity contracts in accumulation             (525,510)         4,643,230      4,732,298
------------------------------------------------------------------------------------------
  International Fund:
 Annuity contracts in accumulation             (991,033)         5,852,955      5,791,227
------------------------------------------------------------------------------------------
  Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation              784,430            971,337      1,958,082
------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
 Annuity contracts in accumulation           22,941,092        138,709,740    176,108,721
------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation           23,497,310         80,401,549    138,516,768
------------------------------------------------------------------------------------------
  High Income Portfolio:
 Annuity contracts in accumulation           18,153,824         35,217,837     49,328,098
 Annuity contracts in payment period                                68,542        503,361
------------------------------------------------------------------------------------------
  Overseas Portfolio:
 Annuity contracts in accumulation            3,064,387         13,004,643     17,886,843
------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
 Annuity contracts in accumulation            6,549,586         11,743,075     20,414,738
------------------------------------------------------------------------------------------
  Contrafund Portfolio:
 Annuity contracts in accumulation           21,398,116        107,827,442    162,974,413
------------------------------------------------------------------------------------------
  Index 500 Portfolio:
 Annuity contracts in accumulation           39,819,038         76,986,772    141,735,838
------------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio:
 Annuity contracts in accumulation           (1,318,753)         6,578,182      5,695,641
------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                     Net
                                                                Net           Change in
                                                Net          Realized        Unrealized
                                            Investment      Gain (Loss)      Gain (Loss)
                                              Income      on Investments   on Investments
------------------------------------------------------------------------------------------
 Insurance Management Series:
  American Leaders Fund II:
 Annuity contracts in accumulation          $6,205,550      $4,799,578        $7,120,071
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
  Equity Income Fund II:
 Annuity contracts in accumulation            (222,529)        434,027         3,061,727
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
  Growth Strategies Fund II:
 Annuity contracts in accumulation           1,093,875         720,386         1,686,112
------------------------------------------------------------------------------------------
  High Income Bond Fund II:
 Annuity contracts in accumulation             834,077         852,846        (1,048,315)
------------------------------------------------------------------------------------------
  International Equity Fund II:
 Annuity contracts in accumulation            (216,708)        474,001         2,881,033
------------------------------------------------------------------------------------------
  Prime Money Fund II:
 Annuity contracts in accumulation             263,248               0             2,223
------------------------------------------------------------------------------------------
  U.S. Government Securities Fund II:
 Annuity contracts in accumulation              31,718         275,671           500,178
------------------------------------------------------------------------------------------
  Utility Fund II:
 Annuity contracts in accumulation           1,351,222         735,614         1,252,242
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation            (548,576)     11,062,640         3,512,332
------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation           1,620,017       1,490,655        11,778,213
------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation             842,156         316,618          (112,372)
------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation           2,610,124       7,033,011         6,516,940
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation           5,363,231      21,545,989        19,031,176
 Annuity contracts in payment period
------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation             133,353        (350,599)         (487,111)
------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation             278,095           3,027        (1,444,141)
------------------------------------------------------------------------------------------
 MFS Funds:
  Total Return Series:
 Annuity contracts in accumulation             372,500         613,337         1,859,586
------------------------------------------------------------------------------------------
  Worldwide Government Series:
 Annuity contracts in accumulation              (5,538)         (1,135)          108,229
------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund:
 Annuity contracts in accumulation              39,364        (225,494)        1,109,442
------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Year Ended December 31, 1998                       Net
                                           Increase (Decrease)            Net Assets
                                              in Net Assets               ----------
                                                from Unit         Beginning          End
                                              Transactions         of Year         of Year
----------------------------------------------------------------------------------------------
 Insurance Management Series:
  American Leaders Fund II:
 Annuity contracts in accumulation               $(524,859)     $116,800,911    $134,398,144
 Annuity contracts in payment period                                  48,751          51,858
----------------------------------------------------------------------------------------------
  Equity Income Fund II:
 Annuity contracts in accumulation               5,452,240        19,938,571      28,656,460
 Annuity contracts in payment period                                       0           7,576
----------------------------------------------------------------------------------------------
  Growth Strategies Fund II:
 Annuity contracts in accumulation               1,241,036        22,709,106      27,450,515
----------------------------------------------------------------------------------------------
  High Income Bond Fund II:
 Annuity contracts in accumulation              (3,963,730)       53,212,853      49,887,731
----------------------------------------------------------------------------------------------
  International Equity Fund II:
 Annuity contracts in accumulation                 437,110        13,946,028      17,521,464
----------------------------------------------------------------------------------------------
  Prime Money Fund II:
 Annuity contracts in accumulation                 271,362         7,530,487       8,067,320
----------------------------------------------------------------------------------------------
  U.S. Government Securities Fund II:
 Annuity contracts in accumulation               2,050,473        13,196,784      16,054,824
----------------------------------------------------------------------------------------------
  Utility Fund II:
 Annuity contracts in accumulation                 695,668        26,302,858      30,329,937
 Annuity contracts in payment period                                       0           7,667
----------------------------------------------------------------------------------------------
 Janus Aspen Series:
  Aggressive Growth Portfolio:
 Annuity contracts in accumulation               4,958,453        38,383,925      57,368,774
----------------------------------------------------------------------------------------------
  Balanced Portfolio:
 Annuity contracts in accumulation              26,193,826        31,145,778      72,228,489
----------------------------------------------------------------------------------------------
  Flexible Income Portfolio:
 Annuity contracts in accumulation               9,052,449        10,534,588      20,633,439
----------------------------------------------------------------------------------------------
  Growth Portfolio:
 Annuity contracts in accumulation              12,764,560        40,072,928      68,058,273
 Annuity contracts in payment period                                 645,899       1,585,189
----------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio:
 Annuity contracts in accumulation              39,032,925       160,658,096     243,902,115
 Annuity contracts in payment period                               1,995,445       3,724,747
----------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                (619,636)        2,833,416       1,509,423
----------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation              (1,812,452)        6,930,364       3,954,893
----------------------------------------------------------------------------------------------
 MFS Funds:
  Total Return Series:
 Annuity contracts in accumulation              16,318,427        18,973,878      38,137,728
----------------------------------------------------------------------------------------------
  Worldwide Government Series:
 Annuity contracts in accumulation                 588,287         1,324,295       2,014,138
----------------------------------------------------------------------------------------------
 Oppenheimer Funds:
  Aggressive Growth Fund:
 Annuity contracts in accumulation               7,306,211         3,688,200      11,917,723
----------------------------------------------------------------------------------------------

Variable Annuity Account B

6.  Supplemental Information to Statements of Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                          Net
                                                                     Net           Change in
                                                    Net           Realized        Unrealized
                                                 Investment      Gain (Loss)      Gain (Loss)
                                                   Income      on Investments   on Investments
-----------------------------------------------------------------------------------------------
  Global Securities Fund:
 Annuity contracts in accumulation                 $317,658        $(373,983)       $786,851
-----------------------------------------------------------------------------------------------
  Growth & Income Fund:
 Annuity contracts in accumulation                  697,969          126,292        (901,751)
-----------------------------------------------------------------------------------------------
  Strategic Bond Fund:
 Annuity contracts in accumulation                   37,162          (25,262)         68,836
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation               (1,172,488)       8,905,074      20,177,815
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation               (1,002,802)       3,344,659      12,179,408
-----------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                 (241,843)       1,430,022       3,549,391
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                 (138,109)       2,709,959         668,075
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                 (835,041)       1,547,217      23,093,697
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
  Total Variable Annuity Account B             $283,508,891     $143,410,533     $94,282,077
===============================================================================================

------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998                           Net
                                               Increase (Decrease)              Net Assets
                                                  in Net Assets                 ----------
                                                    from Unit          Beginning            End
                                                  Transactions          of Year           of Year
------------------------------------------------------------------------------------------------------
  Global Securities Fund:
 Annuity contracts in accumulation                  $4,241,638          $2,680,937        $7,653,101
------------------------------------------------------------------------------------------------------
  Growth & Income Fund:
 Annuity contracts in accumulation                  22,581,792          12,688,907        35,193,209
------------------------------------------------------------------------------------------------------
  Strategic Bond Fund:
 Annuity contracts in accumulation                   9,925,163           3,092,701        12,897,019
 Annuity contracts in payment period                                             0           201,581
------------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                   8,869,734          94,796,247       131,150,274
 Annuity contracts in payment period                                       496,447           922,555
------------------------------------------------------------------------------------------------------
  PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                   8,222,292          65,867,130        88,610,687
------------------------------------------------------------------------------------------------------
  PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   7,801,278          15,049,606        27,062,849
 Annuity contracts in payment period                                       378,075           903,680
------------------------------------------------------------------------------------------------------
  PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                   1,706,168          12,650,163        17,577,310
 Annuity contracts in payment period                                             0            18,946
------------------------------------------------------------------------------------------------------
  PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                   4,872,246          90,170,258       118,791,854
 Annuity contracts in payment period                                             0            56,523
------------------------------------------------------------------------------------------------------
  Total Variable Annuity Account B                $512,924,064      $2,922,442,857    $3,956,568,422
======================================================================================================

 (1) - Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.
 (2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.
 (3) - Effective May 1, 1998, Aetna Income Shares began doing business under the name Aetna Bond VP.
 (4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.
 (5) - Effective May 1, 1998, Aetna Variable Fund began doing business under the name Aetna Growth and Income VP.
 (6) - Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.
 (7) - Effective May 1, 1998, Aetna High Yield Portfolio's name changed to Aetna High Yield VP.
 (8) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.
 (9) - Effective May 1, 1998, Aetna Index Plus Mid Cap Portfolio's name changed to Aetna Index Plus Mid Cap VP.
(10) - Effective May 1, 1998, Aetna Index Plus Small Cap Portfolio's name changed to Aetna Index Plus Small Cap VP.
(11) - Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.
(12) - Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.
(13) - Effective May 1, 1998, Aetna Variable Encore Fund began doing business under the name Aetna Money Market VP.
(14) - Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.
(15) - Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.
(16) - Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

                          Independent Auditors' Report


The Board of Directors of Aetna Life Insurance and
Annuity Company and Contract Owners of Variable Annuity Account B:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 1999, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 1999, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999, in conformity with generally accepted accounting principles.


                                                                    /s/ KPMG LLP

Hartford, Connecticut
February 11, 2000